As filed with the Securities and Exchange Commission on September 20, 2012

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                                                    1933 Act File No. 333-______
                                                    1940 Act File No. 811-22751


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-2

(Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  Pre-Effective Amendment No. _
[ ]  Post-Effective Amendment No. _

and

[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]  Amendment No. ___


                  First Trust Diversified Short Duration Fund
         Exact Name of Registrant as Specified in Declaration of Trust

           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 765-8000
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187

 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

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If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

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CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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------------------------ ---------------------- --------------------- ---------------------- ---------------------
                                                  Proposed Maximum       Proposed Maximum
  Title of Securities         Amount Being         Offering Price       Aggregate Offering         Amount of
    Being Registered           Registered             Per Unit               Price(1)          Registration Fee
------------------------ ---------------------- --------------------- ---------------------- ---------------------
 Common Shares, $0.01
       par value                 1,000                 $20.00                $20,000                 $2.29
------------------------ ---------------------- --------------------- ---------------------- ---------------------


(1)      Estimated solely for the purpose of determining the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             Subject to Completion
              Preliminary Prospectus dated September 20, 2012

PROSPECTUS
----------

                                            SHARES

                  FIRST TRUST DIVERSIFIED SHORT DURATION FUND

                                 COMMON SHARES
                                $20.00 PER SHARE
                                ----------------

   The Fund. First Trust Diversified Short Duration Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

   Investment Objectives. The Fund's primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved.

   Investment Strategy. Under normal market conditions, the Fund will seek to achieve its investment objectives by investing a majority of its assets in senior floating rate loans ("Senior Loans") and debt securities ("Fixed-Income Securities") that are rated below investment grade or unrated at the time of purchase. The Fund also may invest in investment grade Fixed-Income Securities and other Fixed-Income Securities including convertible bonds and preferred stock. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. Because the effective duration of Senior Loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity. See "Prospectus Summary--Investment Strategy--Duration."

   Portfolio Holdings. Senior Loans are typically made to U.S. and non-U.S. corporations, partnerships and other business entities which operate in various industries and geographic regions. Fixed-Income Securities include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, loan participations and assignments, payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. The Fund will seek the best relative value opportunities within the Senior Loan and high yield Fixed-Income Security universe. Senior Loans in which the Fund may invest are typically rated below investment grade. THE FUND'S INVESTMENTS IN BELOW INVESTMENT GRADE SECURITIES ARE COMMONLY REFERRED TO AS "JUNK" OR "HIGH YIELD" SECURITIES AND ARE CONSIDERED SPECULATIVE WITH RESPECT TO THE ISSUER'S CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. See "Risks--Credit and Below Investment Grade Securities Risk."

   No Prior History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD OF TIME AFTER COMPLETION OF THE PUBLIC OFFERING.

   The Fund intends to apply to list its common shares of beneficial interest ("Common Shares") on the New York Stock Exchange. The trading or ticker symbol of the Common Shares is expected to be " ."

                                               (continued on the following page)


   INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON

PAGE     OF THIS PROSPECTUS.


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                                                                                     PER SHARE       TOTAL (1)
                                                                                     ---------       ---------
     Public offering price.......................................................      $20.00            $
     Sales load (2)..............................................................       $0.90            $
     Estimated offering costs (3)................................................       $0.04            $
     Proceeds, after expenses, to the Fund.......................................      $19.06            $

                                                       (notes on following page)

   NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The Common Shares will be ready for delivery on or about , 2012.

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                            ------------------------

                The date of this prospectus is           , 2012.

(continued from previous page)

   Investment Advisor. First Trust Advisors L.P. (the "Advisor") will be the Fund's investment advisor. See "Management of the Fund" in this prospectus and "Investment Advisor" in the Fund's Statement of Additional Information (the "SAI").

   Use of Leverage. The Fund currently intends to seek to enhance the level of its current distributions through the use of leverage. The Fund intends to utilize leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares") and/or through commercial paper, notes and/or other borrowings (collectively, "Borrowings") in an aggregate amount of up to 33 1/3%
of its Managed Assets (as defined on page   ) (each, a "Leverage Instrument").
The Fund initially anticipates that it will utilize leverage through Borrowings under a credit facility representing approximately 331/3% of the Fund's Managed Assets. The cost associated with any issuance and use of leverage will be borne by the holders of the Common Shares (the "Common Shareholders"). Through the use of leverage, the Fund will seek to obtain a higher return for the Common Shareholders than if the Fund did not use leverage. The use of leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Use of Leverage--Effects of Leverage," "Risks--Leverage Risk" and "Description of Shares."

   You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the Common Shares, and retain it for future reference. This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. The SAI,
dated                , 2012, as it may be supplemented, containing additional
information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page of this prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling (800) 988-5891; by writing to the Fund at 120 East Liberty Drive, Wheaton, Illinois 60187; or from the Fund's or Advisor's website (http://www.ftportfolios.com). Please note that the information contained in the Fund's or Advisor's website, whether currently posted or posted in the future, is not part of this prospectus or the documents incorporated by reference in this prospectus. You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission's website (http://www.sec.gov).

   THE FUND'S COMMON SHARES DO NOT REPRESENT A DEPOSIT OR OBLIGATION OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

(notes from previous page)

      (1)   The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price,
            less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the public offering price, sales load, estimated offering
            costs and proceeds, after expenses, to the Fund will be $       ,
            $       , $        and $       , respectively. See "Underwriting."

      (2) The Advisor (and not the Fund) also may pay certain qualifying underwriters a structuring fee, sales incentive fee, or additional compensation in connection with the offering. See "Underwriting."

      (3) Total expenses of the offering of the Common Shares of the Fund paid by the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses) are estimated to be
            $       , which represents 0.20% (or $0.04 per common share) of the
            Fund's aggregate offering price. The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses described above) that exceed 0.20% (or $0.04 per common share) of the Fund's aggregate offering price.

                               TABLE OF CONTENTS


                                                                                   PAGE

Prospectus Summary ................................................................  1
Summary of Fund Expenses .......................................................... 23
The Fund .......................................................................... 24
Use of Proceeds ................................................................... 24
The Fund's Investments ............................................................ 24
Use of Leverage.................................................................... 31
Risks.............................................................................. 33
Management of the Fund ............................................................ 46
Net Asset Value ................................................................... 47
Distributions ..................................................................... 48
Dividend Reinvestment Plan ........................................................ 49
Description of Shares ............................................................. 50
Certain Provisions in the Declaration of Trust and By-Laws ........................ 51
Structure of the Fund; Common Share Repurchases and Conversion to Open-End Fund ... 52
Federal Tax Matters ............................................................... 54
Underwriting ...................................................................... 57
Custodian, Administrator, Fund Accountant and Transfer Agent ...................... 59
Legal Opinions .................................................................... 59
Table of Contents for the Statement of Additional Information ..................... 60


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   YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NEITHER THE FUND NOR THE UNDERWRITERS HAVE AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. NEITHER THE FUND NOR THE UNDERWRITERS ARE MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                  CAUTIONARY NOTICE REGARDING FORWARD LOOKING
                                   STATEMENTS

   This prospectus and the SAI, including documents incorporated by reference, contain "forward looking statements." Forward looking statements can be identified by the words "may," "will," "intend," "expect," "believe," "estimate," "continue," "plan," "anticipate," and similar terms and the negative of such terms. By their nature, all forward looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward looking statements. Several factors that could materially affect the Fund's actual results are the performance of the portfolio of securities held by the Fund, the conditions in the U.S. and international financial and other markets, the price at which the Common Shares will trade in the public markets and other factors which may be discussed in the Fund's periodic filings with the Securities and Exchange Commission ("SEC").

   Although we believe that the expectations expressed in these forward looking statements are reasonable, actual results could differ materially from those projected or assumed in these forward looking statements. The Fund's future financial condition and results of operations, as well as any forward looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the "Risks" section of this prospectus. All forward looking statements contained or incorporated by reference in this prospectus are made as of the date of this prospectus. We do not intend, and we undertake no obligation, to update any forward looking statement. The forward looking statements contained in this prospectus are excluded from the safe harbor protection provided by Section 27A of the Securities Act of 1933, as amended (the "1933 Act").

   Currently known risk factors that could cause actual results to differ materially from the Fund's expectations include, but are not limited to, the factors described in the "Risks" section of this prospectus. The Fund urges you to review carefully that section for a more detailed discussion of the risks of an investment in the Fund's securities.

                               PROSPECTUS SUMMARY

   This summary highlights information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's Common Shares. You should carefully read the entire prospectus and the Statement of Additional Information (the "SAI"), particularly the section entitled "Risks."

THE FUND .............. First Trust Diversified Short Duration Fund (the "Fund")
                        is a newly organized, diversified, closed-end management investment company. See "The Fund."

THE OFFERING .......... The Fund is offering         common shares of beneficial
                        interest ("Common Shares") at $20.00 per share through a group of underwriters (the "Underwriters") led by (" "). You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option
                        to purchase up to      additional Common Shares to cover
                        orders in excess of      Common Shares. The Advisor has
                        to agreed to pay: (i) all organizational expenses; and
                        (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses incurred in connection with this offering) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price.

INVESTMENT OBJECTIVES.. The Fund's primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved.

INVESTMENT STRATEGY.... Under normal market conditions, the Fund will invest a majority of its Managed Assets (as defined below on page
                        5) in senior floating rate loans ("Senior Loans") and debt securities ("Fixed-Income Securities") which are rated below investment grade or unrated at the time of purchase. The Fund also may invest in investment grade Fixed-Income Securities and other Fixed-Income Securities including convertible bonds and preferred stock. The Fund will focus on below investment grade Fixed-Income Securities, commonly known as "junk bonds." For purposes of determining whether a security is below investment grade, the lowest available rating will be used. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. Because the effective duration of Senior Loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity.

                        Duration is a mathematical calculation of the sensitivity of the price of a debt security to changes in interest rates. Generally, the longer the duration of a security or group of securities, the more sensitive the security or group of securities is to such changes; the shorter the duration, the less sensitive the security or group of securities is to such changes. Blended (or weighted average) duration is simply the average duration of a portfolio of securities based on the duration of the individual securities and their weight within the portfolio.

                        The Fund may invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities, but no more than 10% of its Managed Assets may be invested in securities rated "CCC" or lower by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings Ltd. ("Fitch"), or "Caa" or lower by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. For purposes of determining whether a security is rated "CCC" (or its equivalent), the highest available rating will be used. The Fund may invest up to 20% of its Managed Assets in investment grade Fixed-Income Securities. The Fund also may invest up to 20% of its Managed Assets in securities issued by non-U.S. companies. The Fund may invest up to 50% of its Managed Assets in securities that, at the time of investment, are illiquid and may invest up to 20% of its Managed Assets in distressed securities. The Fund also may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds ("ETFs"), that invest primarily in securities of the types in which the Fund may invest directly. The Fund will not invest more than 5% of its Managed Assets in securities issued by a single issuer, other than securities issued by the U.S. government or money market funds.

                        The Fund also may invest in U.S. agency mortgage-backed securities and collateralized mortgage securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may receive equity, warrants, corporate bonds and other such securities as a result of the restructuring of the debt of an issuer, or a reorganization of a Senior Loan or bond, or as part of a package of securities acquired together with a high yield bond or Senior Loan(s) of an issuer. The corporate bonds in which the Fund invests may have a fixed, floating, or hybrid rate. The Fund also may invest in when issued securities and forward commitments as well as certain derivative securities, including, but not limited to, futures contracts, credit default swaps and interest rate swaps.

                        The Advisor pursues the Fund's objectives by seeking the best relative value opportunities within the Senior Loan and high yield Fixed-Income Securities markets. The Advisor seeks to assemble a diversified portfolio that includes domestic and foreign issuers with strong cash flows and effective management teams.

                        Corporate Loans. The Fund may invest in corporate loans, including senior secured bank loans, unsecured and/or subordinated bank loans, revolving loans, loan participations and unfunded contracts. These loans are made by or issued to corporations primarily to finance acquisitions, refinance existing debt, support organic growth, or pay out dividends, and are typically originated by large banks and are then syndicated out to institutional investors as well as to other banks. Corporate loans typically bear interest at a floating rate although some loans pay a fixed rate. Due to their subordination in the borrower's capital structure, unsecured and/or subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower. Unfunded contracts are commitments by lenders (such as the Fund) to loan an amount in the future or that is due to be contractually funded in the future.

                        Senior Loans hold a first lien priority and typically pay interest at rates which are determined periodically on the basis of a floating base lending rate, primarily the London-Interbank Offered Rate ("LIBOR"), plus a premium. Senior Loans are typically made to U.S. and non-U.S. corporations, partnerships and other business entities ("Borrowers") which operate in various industries and geographic regions. Borrowers may obtain these loans to refinance existing debt and for acquisitions, pay dividends, attempt/complete leveraged buyouts, and for general corporate purposes, among other reasons.

                        Senior Loans in which the Fund may invest are typically made to companies whose debt is rated below investment grade and, as such, those Senior Loans will typically be rated below investment grade. Although many of the Fund's investments may consist of securities rated below investment grade, the Fund reserves the right to invest in debt securities, including senior floating rate loans, of any credit quality, maturity and duration.

                        Fixed-Income Securities. Fixed-Income Securities include debt obligations typically issued by corporations. Fixed-Income Securities are generally used by corporations to borrow money from investors and include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, loan participations and assignments, payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. Fixed-Income Securities may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a Fixed-Income Security is unsecured, it is known as a debenture.

                        Holders of Fixed-Income Securities, as creditors, have a prior legal claim over common and preferred shareholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on Fixed-Income Securities may be fixed or floating, or the securities may be zero coupon Fixed-Income Securities which pay no interest. Interest on Fixed-Income Securities is typically paid semi-annually and is fully taxable to the holder of the Fixed-Income Securities. Fixed-Income Securities contain elements of both interest rate risk and credit risk. The investment return of Fixed-Income Securities reflects interest on the security and changes in the market value of the security. The market value of a Fixed-Income Security generally may be expected to rise and fall inversely with changes in interest rates and also may be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Fixed-Income Securities issued by corporations usually have a higher yield than government or agency bonds due to the presence of credit risk.

                        Convertible Securities. The Fund may invest in convertible securities. An investment in convertible securities is not, however, a principal investment strategy of the Fund. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

                        Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and can include single- and multi-class pass-through securities and collateralized mortgage obligations. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities.

                        Below Investment Grade Securities. Senior Loans in which the Fund may invest are typically rated below investment grade. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities are rated below "BBB-" by S&P or Fitch, below "Baa3" by Moody's or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase.

                        The Fund may invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities, but no more than 10% of its Managed Assets may be invested in securities rated "CCC" or lower by S&P or Fitch, or "Caa" or lower by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. For purposes of determining whether a security is rated "CCC" (or its equivalent), the highest available rating will be used. The Fund also may invest up to 20% of its Managed Assets in investment grade Fixed-Income Securities. For purposes of determining whether a security is below investment grade, the lowest available rating will be used.

                        Duration. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less with respect to its Managed Assets. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. Because the effective duration of Senior Loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity. In this prospectus, "average duration" and "average portfolio duration" are each defined to be the effective duration of the Fund's portfolio, which is the measure of a debt instrument's or a portfolio's price sensitivity with respect to changes in market yields adjusted to reflect the effect of the Fund's effective leverage.

                        Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of Senior Loans and Fixed-Income Securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

                        Illiquid and Restricted Securities. The Fund may invest up to 50% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's ("SEC") standard applicable to registered investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund also may invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale ("restricted securities"). However, restricted securities determined by the Advisor to be illiquid are subject to the limitations set forth above.

                        Portfolio Selection Process. The Advisor combines a rigorous fundamental credit selection process with a top down relative value analysis when selecting investment opportunities.The Advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the Senior Loan, derivative and fixed-income instrument (such as high yield Fixed-Income Securities) markets. In order to capitalize on attractive investments and effectively manage potential risk, the Advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments among senior and subordinated debt and derivatives (as further described below) is critical to achieving higher risk-adjusted returns. Fundamental analysis involves the evaluation of industry trends, management quality, collateral adequacy, and the consistency of corporate cash flows. The key considerations of portfolio construction include liquidity, diversification, relative value assessment, and ongoing monitoring. Through fundamental credit analysis, the Advisor's leveraged finance investment team ("Leveraged Finance Investment Team") can position the Fund's portfolio in Senior Loans and high yield Fixed-Income Securities that the Advisor believes provide the most attractive relative value in the market. The Advisor believes that investing in Senior Loans should limit fluctuations in the Fund's net asset value ("NAV") caused by changes in interest rates.

                        The Fund's investment objectives and certain of the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares, if any, voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Fund's board of trustees ("Board of Trustees") without shareholder approval provided that shareholders receive at least 60 days' prior notice of any such change adopted by the Board of Trustees. See "The Fund's Investments" and "Risks" in this prospectus and "Investment Policies and Techniques" and "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

                        Percentage limitations described in this prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund's portfolio securities.

                        "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any Borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any Borrowings). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability.

INVESTMENT ADVISOR .... First Trust Advisors L.P. will be the Fund's investment advisor and will be responsible for the day-to-day management of the Fund's portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The Advisor's Leveraged Finance Investment Team is responsible for determining the Fund's overall investment strategy and overseeing its implementation. See "Management of the Fund."

                        First Trust Advisors L.P., a registered investment advisor, is an Illinois limited partnership formed in 1991. It serves as investment advisor or portfolio supervisor to investment portfolios with approximately $54 billion in assets, which it managed or supervised as of June 30, 2012. See "Management of the Fund--Investment Advisor" in this prospectus and "Investment Advisor" in the SAI.

STRATEGIC TRANSACTIONS  The Fund may, but is not required to, use various strategic transactions to seek to: (i) reduce interest rate risks arising from any use of leverage; (ii) facilitate portfolio management; (iii) mitigate other risks, including interest rate, currency and credit risks; and/or (iv) earn income. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions and credit derivative instruments. The Fund also may purchase derivative instruments, such as structured notes and special purpose vehicles, that combine features of these instruments and purchase other similar transactions which may be developed in the future to the extent the Advisor determines that they are consistent with the Fund's investment objectives and policies and applicable regulatory requirements. Collectively, all of the above are referred to as "Strategic Transactions." The Fund generally seeks to use these instruments and transactions as a portfolio management or hedging technique to generate income, protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund, or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities.

                        Credit derivatives may be used to either hedge credit positions, or take on additional credit risk. The Fund may use loan index credit default swaps, single name loan credit default swaps, bond index credit default swaps, or single name bond credit default swaps in order to achieve the desired hedge or long credit position. For example, the Fund may sell a loan credit default swap in order to gain exposure to a loan credit. While credit default swaps will primarily be the type of credit derivatives used by the Fund to gain exposure to a particular credit, Strategic Transactions also may be used for such purpose. As an example, the Fund may enter into a futures contract on a particular security. A futures contract on a security is an agreement to buy or sell such security (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. In addition, the Fund may purchase "call" and "put" options and options on futures contracts for hedging or investment purposes. Credit derivatives entered into by the Fund to take on additional credit risk will be considered an investment in Senior Loans for purposes of the Fund's investment policy that it invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities.

                        Interest rate derivatives will be used primarily to hedge the floating rate nature of the Fund's Senior Loan holdings, if the Advisor perceives such a hedge to be attractive. Interest rate derivatives may be used to swap the floating interest rate generated by the Fund's portfolio holdings into fixed rate payments if the Advisor believes interest rates will fall. These derivative instruments will allow the Advisor to potentially manage the interest rate profile of the Fund's portfolio.

                        The Advisor intends to fully hedge non-U.S. dollar holdings in order to isolate the credit decision from foreign currency fluctuations. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions of a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

                        Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The Fund also may, but is not required to, engage in Strategic Transactions for bona fide hedging purposes up to the notional amount of 100% of the Fund's Managed Assets, but the aggregate net notional value of the Fund's derivative instruments, including for hedging and non-hedging purposes, will not exceed 100% of the Fund's Managed Assets. See "Risks--Derivatives Risk."

USE OF LEVERAGE ....... Under normal market conditions, the Fund intends to utilize leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares") and/or through commercial paper, notes and/or other borrowings (collectively, "Borrowings") in an aggregate amount of up to 331/3% of its Managed Assets (each, a "Leverage Instrument"). The Fund will not, however, be required to reduce leverage to the extent the above percentage limitation is exceeded as a result of a decline in the value of the Fund's assets. The Fund currently intends to leverage its assets through Borrowings from banks and other financial institutions. It is expected that these Borrowings will be made pursuant to a revolving credit facility established with a bank or other financial institution. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Leverage creates a greater risk of loss, as well as potential for more gain, for the Common Shares than if leverage is not used. See "Risks--Leverage Risk." Subject to market conditions, within approximately three months after completion of this offering, the Fund intends to establish a leverage program. Leverage Instruments will have seniority over the Common Shares. The use of leverage will leverage your investment in the Common Shares. If the Fund uses Leverage Instruments, associated costs, if any, will be borne immediately by holders of Common Shares ("Common Shareholders") and result in a reduction of the NAV of the Common Shares. Costs associated with any Borrowings may include legal fees, audit fees, structuring fees, commitment fees, and a usage (borrowing) fee.

                        Borrowings may be at a fixed or floating rate and generally will be based upon short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with leverage exceeds the then current interest rate or dividend rate on the Leverage Instruments, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to Common Shareholders. When leverage is employed, the NAV and market prices of the Common Shares and the yield to Common Shareholders will be more volatile.

                        Preferred Shares, if issued, may pay dividends based on short-term rates, which may be reset frequently. However, under current conditions, it is unlikely that the Fund will issue Preferred Shares.
                        There is no assurance that a leverage strategy will be utilized by the Fund or that, if utilized, will be successful. See "Risks--Leverage Risk."

DISTRIBUTIONS ......... The Fund's present distribution policy, which may be changed at any time by the Board of Trustees, is to distribute monthly all or a portion of its net investment income to Common Shareholders (after the payment of interest and/or dividends in connection with leverage). In addition, the Fund intends to distribute any net long-term capital gains, if any, to Common Shareholders as long-term capital gain dividends at least annually. In general, the total distributions made in any taxable year (other than distributions of net capital gains) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. The Fund's initial distribution is expected to be declared approximately 45 to 60 days after the completion of this offering and paid approximately 60 to 75 days after the completion of this offering, depending on market conditions. Unless an election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's dividend reinvestment plan. See "Dividend Reinvestment Plan."

                        Subject to certain terms and conditions, the Fund is entitled to rely on an exemption granted to the Advisor by the SEC from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder (the "Exemptive Relief"). The Exemptive Relief generally permits the Fund, subject to such terms and conditions, to make distributions of long-term capital gains with respect to its Common Shares more frequently than would otherwise be permitted under the 1940 Act (generally once per taxable year). The Fund's distribution policy described above would only permit distributions of long-term capital gains to occur on an annual basis. To rely on the Exemptive Relief, the Fund must comply with the terms and conditions therein, which, among other things, would require the Board of Trustees of the Fund to approve the Fund's adoption of a distribution policy with respect to its Common Shares which calls for periodic distributions of an amount equal to a fixed percentage of the market price of the Fund's Common Shares at a particular point in time, or a fixed percentage of net asset value per Common Share at a particular point in time, or a fixed amount per Common Share, any of which could be adjusted from time to time. Under such a distribution policy, it is possible that the Fund might distribute more than its income and net realized capital gains; therefore, distributions to shareholders may result in a return of capital. The Fund has no current intention to adopt such a distribution policy or implement the Exemptive Relief. The Exemptive Relief also permits the Fund to make distributions of long-term capital gains with respect to any Preferred Shares that may be issued by the Fund in accordance with such shares' terms. See "Distributions."

                        If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class of shares for the year in which the income is realized. See "Distributions" and "Use of Leverage."

CUSTODIAN,
ADMINISTRATOR,
FUND ACCOUNTANT AND
TRANSFER AGENT ........ The Fund has retained The Bank of New York Mellon as custodian and BNY Mellon Investment Servicing (US) Inc. as administrator, fund accountant and transfer agent for the Fund. The Advisor and the Board of Trustees will be responsible for overseeing the activities of the custodian, administrator, fund accountant and transfer agent. See "Custodian, Administrator, Fund Accountant and Transfer Agent."

LISTING ............... The Fund intends to apply to list the Common Shares on the New York Stock Exchange ("NYSE"). The trading or ticker symbol of the Common Shares is expected to be
                        "        ."

CLOSED-END STRUCTURE... Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares.
                        Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds can generally stay more fully invested in securities consistent with the closed-end fund's investment objective(s) and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                        Shares of closed-end funds listed for trading on a securities exchange frequently trade at a discount from NAV, but in some cases trade at a premium. The market price of such shares may be affected by NAV, dividend or distribution levels and their stability (which in turn will be affected by levels of dividend or interest payments by the fund's portfolio holdings, the timing and success of the fund's investment strategies, regulations affecting the timing and character of fund distributions, fund expenses and other factors), supply of and demand for the shares, trading volume of the shares, general market, interest rate and economic conditions and other factors that may be beyond the control of a closed-end fund. The foregoing factors, among others, may result in the market price of the Fund's Common Shares being greater than, less than or equal to NAV.

                        The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and believes that the closed-end fund structure is appropriate. As described in this prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Common Shares with respect to the Fund's NAV and may, but is not required to, take certain actions to seek to reduce or eliminate any such discount to NAV. Such actions may include open market repurchases or tender offers for the Common Shares or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to their NAV. Investors should assume, therefore, that it is highly unlikely that the Board of Trustees would vote to propose to shareholders that the Fund convert to an open-end management investment company. See "Structure of the Fund; Common Share Repurchases and Conversion to Open-End Fund."

FEDERAL TAX MATTERS.... Distributions with respect to the Common Shares will constitute dividends to the extent of the Fund's current and accumulated earnings and profits, as calculated for U.S. federal income tax purposes. Such dividends generally will be taxable as ordinary income to Common Shareholders. Distributions of net capital gain that are designated by the Fund as capital gain dividends will be treated as long-term capital gains in the hands of Common Shareholders receiving such distributions. Distributions in excess of the Fund's current and accumulated earnings and profits would first be a tax-free return of capital to the extent of a Common Shareholder's adjusted tax basis in its Common Shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the Common Shares are held as capital assets). In addition, a significant portion of the distributions generally will not constitute "qualified dividend income" for federal income tax purposes and thus will not be eligible for the lower tax rates on qualified dividend income. See "Federal Tax Matters."

SPECIAL RISK
CONSIDERATIONS ........ Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                        No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history. It is designed for long-term investing and not as a vehicle for trading. Shares of closed-end investment companies frequently trade at a discount from their NAV. This risk may be greater for investors expecting to sell their shares in a relatively short period of time after completion of the public offering.

                        Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. If the current global economic downturn continues into a prolonged recession or deteriorates further, the ability of issuers of the Senior Loans and Fixed-Income Securities in which the Fund invests to service their obligations could be materially and adversely affected. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                        Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                        In addition, the implementation of the Fund's investment strategy depends upon the continued contributions of certain key employees of the Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

                        Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio. There is currently great uncertainty among policy makers and economists about whether the U.S. economy is facing a period of inflation or deflation, and the severity thereof.

                        Current Economic Conditions--Credit Crisis Liquidity and Volatility Risk. The markets for credit instruments, including Senior Loans and high yield Fixed-Income Securities, have experienced periods of extreme illiquidity and volatility since the latter half of 2007. Liquidity in the Senior Loan and Fixed-Income Securities markets (the ability to buy and sell bonds readily) has been significantly reduced. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including Senior Loans and Fixed-Income Securities. In addition, during 2008, several major dealers of Fixed-Income Securities exited the market via acquisition or bankruptcy. These conditions resulted in, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many Fixed-Income Securities remaining illiquid and of uncertain value. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Fund's Common Shares. These market conditions may make valuation of some of the Fund's Senior Loan and Fixed-Income Securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund's holdings. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund's books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. The Fund may seek to make sales of large blocks of securities as part of its investment strategy.

                        Because of the conditions in the credit markets, issuers of Senior Loans or Fixed-Income Securities may be subject to increased costs associated with incurring debt, tightening underwriting standards and reduced liquidity for the loans they make, the securities they purchase and the securities they issue. The worsening general economic conditions have materially and adversely impacted the broader financial and credit markets and have reduced the availability of debt and equity capital for the market as a whole. The reduced willingness of some lenders to extend credit, in general, may make it more difficult for issuers of debt instruments, including issuers of Senior Loans and high yield Fixed-Income Securities, to finance their operations. These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of the issuers of securities owned by the Fund to make payments of principal and interest when due, and lead to lower credit ratings and increased defaults. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the Fund's NAV. Extraordinary steps have been taken by the governments of several leading economic countries to combat the current economic crisis and/or increase the regulation of market participants. The impact of these measures is not yet known and cannot be predicted. The prolonged continuation or further deterioration of current market conditions could adversely impact the Fund's portfolio and may limit the effectiveness of existing market models. Because the current market situation is widespread and unprecedented, it may be difficult to predict how long it may continue.

                        Senior Loan Risk. The Fund will invest in Senior Loans. Senior Loans typically hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower. Senior Loans are usually rated below investment grade or also may be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. If, however, a Borrower under a Senior Loan defaults or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Loan or nothing at all.

                        Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan.

                        The Fund will typically invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

                        Senior Loans are generally not registered with the SEC or state securities commissions, and are generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets. Therefore, the Fund will be particularly dependent on the analytical abilities of the Advisor. In general, the secondary trading market for certain Senior Loans, particularly smaller Senior Loan facilities, is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price.

                        To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

                        Senior Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund's NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Fund's NAV.

                        Although the Senior Loans in which the Fund will invest will typically be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event of a decline in the value of the already pledged collateral, if the terms of the Senior Loan do not require the Borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Senior Loans that are under-collateralized involve a greater risk of loss.

                        Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

                        If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans on their balance sheets that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

                        The Fund may acquire Senior Loans through assignments or participations. The Fund will typically acquire Senior Loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of a participation typically succeeds to all the rights and obligations of the participating institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the participating institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Factors considered by the Advisor when selecting and approving broker-dealer counterparties include, but are not limited to: (1) quality, accuracy, and timeliness of execution, (2) review of the reputation, financial strength and stability of the financial institution, (3) willingness and ability of the counterparty to commit capital, (4) ongoing reliability and (5) access to underwritten offerings and secondary markets. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, in certain circumstances the Fund may not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the Senior Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan than the Fund expected when initially purchasing the participation.

                        Second Lien Loan Risk. The Fund may invest in second lien loans. Second lien loans generally are subject to similar risks as those associated with investments in Senior Loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated loans, unsecured loans or debt, which are backed by a junior lien or not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than first lien Senior Loans and may be less liquid. Second lien loans share the same risks as other below investment grade securities.

                        Fixed-Income Securities Risk. In addition to the risks described elsewhere in this section with respect to valuations and liquidity, Fixed-Income Securities, including high yield securities, are also subject to certain risks, including:

                          o Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer's goods and services.

                          o Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Market value generally falls further for securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security's duration and further reduce the value of the security. Investments in Fixed-Income Securities with long-term maturities may experience significant price declines if long-term interest rates increase. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

                          o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund's income and distributions to Common Shareholders. This is known as call or prepayment risk. Fixed-Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. If the Fund bought a security at a premium, the premium could be lost in the event of a prepayment.

                          o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or the overall return of the Fund.

                        Credit and Below Investment Grade Securities Risk. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest a substantial portion of its net assets in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

                        Below investment grade securities are securities rated below "BBB-" by S&P or Fitch, or below "Baa3" by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. Below investment grade securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. These securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. High yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, your investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make interest and/or principal payments; (iv) negative perception of the high yield market which may depress the price and liquidity of high yield securities; (v) volatility; and
                        (vi) liquidity.

                        Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund's Common Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor's judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.

                        Adverse changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments for a high yield issuer than they are for an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. If the current economic downturn continues longer than corporate managers anticipate or prepare for, that could similarly affect many issuers.

                        The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between bid and asked prices is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

                        Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P, Moody's and Fitch, and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities' perceived or actual credit risk.

                        Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central place or exchange for fixed-income securities trading. Fixed-income securities generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund's books.

                        Asset-Backed, Mortgage-Backed or Mortgage-Related Securities Risk. To the extent the Fund invests significantly in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed-income securities. Mortgage derivatives held by the Fund may have especially volatile prices and may have a disproportionate effect on the Fund's share price. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to losses in value resulting from increases in interest rates. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values also may be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables and any entities providing the credit enhancement. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return.

                        The market for mortgage-backed securities and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. These markets may not become more liquid or less volatile, and it is possible that the value of these securities could decline further.

                        Non-U.S. Securities Risk. The Fund may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include that: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

                        Currency Risk. The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While the Fund's non-U.S. dollar-denominated securities will be hedged into U.S. dollars, hedging may not alleviate all currency risks. See "Risks--Derivatives Risk."

                        Preferred Stock Risk. The Fund may invest in preferred stocks, which are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by an issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

                        Leverage Risk. Pursuant to the provisions of the 1940 Act, the Fund may borrow an amount up to 331/3% of its Managed Assets or may issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from leverage). Under normal market conditions, the Fund intends to utilize leverage through the issuance of Preferred Shares and/or through Borrowings in an aggregate amount of up to 331/3% of its Managed Assets. The Fund will not, however, be required to reduce leverage to the extent the above percentage limitation is exceeded as a result of a decline in the value of the Fund's assets. Leverage Instruments will have seniority over the Common Shares and may be secured by the assets of the Fund. The Fund intends to leverage its assets through Borrowings from banks and other financial institutions and also may be leveraged as a result of selling credit default swaps. It is expected that these Borrowings will be made pursuant to a revolving credit facility established with a bank or other financial institution. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

                          o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

                          o the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

                          o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

                          o when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage.

                        The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

                        Derivatives Risk. Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The Fund also may, but is not required to, engage in Strategic Transactions for bona fide hedging purposes up to the notional amount of 100% of the Fund's Managed Assets, but the aggregate net notional value of the Fund's derivative instruments, including for hedging and non-hedging purposes, will not exceed 100% of the Fund's Managed Assets.

                        The Fund's Strategic Transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative instruments. Certain of the Strategic Transactions in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions to generate income, for hedging, for currency or interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. In addition, there may be situations in which the Advisor elects not to use Strategic Transactions that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions are not otherwise available to the Fund for investment purposes.

                        With respect to some of its derivative positions, if any, the Fund may segregate an amount of cash, cash equivalents or liquid securities on the Fund's records in an amount equal to the face value of those positions. The Fund also may offset derivatives positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under any such transactions (e.g., through offsetting positions), certain types of these transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirements under the 1940 Act; and therefore, the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 331/3% of its Managed Assets. In addition, to the extent that any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

                        The Fund also may invest in structured notes. A structured note is a debt security whose interest payments are tied to the movement of an interest rate, stock, stock index, commodity, or currency. In addition to the derivatives risks set forth above, structured notes may be subject to additional risks such as opaque fees, poor liquidity, and a high degree of complexity. In addition, because of their uniqueness, each structured note may have additional specific risks that may not be immediately apparent.

                        The Fund also may invest in special purpose vehicles ("SPVs"). SPVs are limited-purpose entities that are created solely for the purpose of holding assets. SPVs serve as a passthrough conduits in creating securities backed by mortgages, credit card and auto loans, leases, and other financial assets. Payment of interest and repayment of underlying securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. In addition, SPVs may be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement and prepayment risk.

                        The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law in July 2010 and could impact and restrict the Fund's ability to use certain Strategic Transactions. For instance, the Dodd-Frank Act requires most over-the-counter derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. Further, the Commodity Futures Trading Commission (the "CFTC") has recently rescinded certain exemptions from registration requirements under the U.S. Commodity Exchange Act (the "CEA") that have been previously available under CFTC Rule 4.5 to investment advisers registered with the SEC under the Investment Advisers Act of 1940. The status of these rules is unclear because of litigation against the CFTC challenging the rules. In the event that the Fund's investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed a certain threshold, the Advisor may be required to register as a "commodity pool operator" and/or "commodity trading advisor" with the CFTC. In the event the Advisor is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund.

                        The SEC has also indicated that it may adopt new policies on the use of derivatives by registered investment companies. Such policies could affect the nature and extent of derivative use by the Fund.

                        Credit Default Swaps Risk. The Fund may engage in credit default swap transactions. Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation through either physical settlement or cash settlement. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation through a cash payment in exchange for the asset or, alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The sale of a credit default swap effectively creates leverage and subjects the Fund to the risks described under "Special Risk Considerations--Leverage Risk." The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered leverage for purposes of the 1940 Act. Asset segregation affects the regulatory treatment but does not diminish the effective leverage in such instruments. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risk, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

                        U.S. Government Securities Risk. U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from high yield corporate Fixed-Income Securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Securities issued or guaranteed by U.S. federal government agencies, such as GNMA, Small Business Administration and Federal Housing Administration, are backed by the "full faith and credit" of the U.S. federal government and guaranteed against default. Securities issued by government sponsored enterprises ("GSEs"), such as FHLMC, FNMA and the Federal Home Loan Banks, are solely the obligation of their issuer and generally do not carry any guarantee by the federal government. As such, securities issued by GSEs are subject to the credit and default risk of the issuer.

                        Distressed Securities Risk. The Fund may invest up to 20% of its Managed Assets in distressed securities. Distressed securities include securities issued by companies in a bankruptcy reorganization proceeding or rated below "CCC" by S&P or Fitch, below "Caa" by Moody's, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Advisor at the time of purchase. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets the Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities the Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

                        Common Stock and Warrants Risk. The Fund may hold common stocks and warrants to purchase common stocks. Common stocks and warrants have a subordinate claim on a Borrower's assets as compared with Senior Loans. Common stock and warrant prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock and warrant prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. At times, stock markets can be volatile and stock prices can change substantially. The common stocks and warrants to purchase common stocks of smaller companies are more sensitive to these changes than those of larger companies.

                        Potential Conflicts of Interest Risk. First Trust Advisors and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, First Trust Advisors may manage and/or advise other investment funds or accounts with the same investment objectives and strategies as the Fund. As a result, First Trust Advisors and the Fund's portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. First Trust Advisors and the Fund's portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund's ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

                        The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to First Trust Advisors which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, First Trust Advisors or its affiliates may provide more services to some types of funds and accounts than others.

                        There is no guarantee that the policies and procedures adopted by First Trust Advisors and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that First Trust Advisors may manage or advise from time to time. For further information on potential conflicts of interest, see "Investment Advisor" in the SAI.

                        New Types of Securities Risk. From time to time, new types of securities have been, and may in the future be, offered that have features other than those described in this prospectus. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be in the best interest of the Fund in a manner consistent with the Fund's investment objectives and policies, as may be amended from time to time. Since the market for these instruments will be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

                        Counterparty and Prime Brokerage Risk. Changes in the credit quality of the companies that serve as the Fund's prime brokers or counterparties with respect to derivatives or other transactions supported by another party's credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a prime broker or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

                        Market Discount From Net Asset Value Risk. Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV per Common Share could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period of time following completion of this offering. The NAV per Common Share will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors that may be beyond the control of the Fund, the Fund cannot predict whether or when the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

                        Government Intervention in Financial Markets Risk. The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an "emergency" basis with little or no notice with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate the nation's or the world's current economic difficulties.

                        Issuers might seek protection under the bankruptcy laws. Legislation or regulation also may change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives.

                        Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments--Investment Practices--Portfolio Turnover" and "Federal Tax Matters."

                        Market Disruption and Geopolitical Risk. The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and Afghanistan and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. A similar disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund's operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the Fund's Common Shares. Below investment grade securities tend to be more volatile than higher-rated securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility of below investment grade securities than on higher-rated securities. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

                        Illiquid/Restricted Securities Risk. The Fund may invest up to 50% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund also may invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Advisor's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

                        Certain Affiliations. Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

                        Anti-Takeover Provisions. The Fund's Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws" and "Risks--Anti-Takeover Provisions."

                        Temporary Defensive Strategies Risk. When the Advisor anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its Managed Assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high-yielding long-term securities. In such a case, Common Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

                        Secondary Market for the Fund's Common Shares. The issuance of Common Shares through the Fund's dividend reinvestment plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's dividend reinvestment plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the dividend reinvestment plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund also may issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                            SUMMARY OF FUND EXPENSES

   The following table assumes the use of leverage in the form of bank loan facilities in an amount equal to 331/3% of the Fund's Managed Assets (after their utilization), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The "Other expenses" shown in the table and related footnotes are based on estimated amounts.


SHAREHOLDER TRANSACTION EXPENSES
     Sales load paid by you (as a percentage of offering price) ......................................    4.50%
     Offering expenses borne by the Fund (as a percentage of offering price)..........................     .20% (1)(2)
     Offering expenses of borrowings expected to be borne
          by the Fund ................................................................................     None (3)
     Dividend reinvestment plan fees..................................................................     None (4)

                                                                                              PERCENTAGE OF NET ASSETS
                                                                                            ATTRIBUTABLE TO COMMON SHARES
                                                                                                (ASSUMES DEBT IS USED
                                                                                                ---------------------
ANNUAL EXPENSES
     Management fees (5) .............................................................................    %
     Interest on borrowed funds (6)...................................................................    %
     Other expenses...................................................................................    %
                                                                                                       ----
          Total annual expenses.......................................................................    %
                                                                                                       ====

      (1)   The Advisor has agreed to pay: (i) all organizational expenses; and
            (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses incurred in connection with this offering) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price. Assuming
            the Fund issues            Common Shares ($           ), the Fund's
            offering costs are estimated to be $         . Of this amount, the
            Fund, and therefore Common Shareholders, will bear $         , or
            $.04 per Common Share, and the Advisor will bear $          .

      (2)   The Advisor (and not the Fund) also may pay from its own assets a
            structuring fee and syndication fee to            and            .

      (3) The Fund will, however, incur legal expenses associated with the review of documents establishing the revolving credit facility.

      (4) You will pay brokerage charges if you direct BNY Mellon Investment Servicing (US) Inc., as agent for the Common Shareholders, to sell your Common Shares held in a dividend reinvestment account.

      (5)   Represents the aggregate fee payable to the Advisor.

      (6)   Interest on borrowed funds is based upon assumed borrowing of
            $            at an annual interest rate of     %.

   The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other expenses" and "Total annual expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues approximately Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to Common Shares. See "Management of the Fund" and "Dividend Reinvestment Plan."

   The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses
of    % of net assets attributable to Common Shares and (2) a 5% annual return*:

     EXAMPLE
     You would pay the following expenses on a                   1 YEAR       3 YEARS     5 YEARS      10 YEARS
                                                                 ------       -------     -------      --------
     $1,000 investment, assuming a 5% annual return:                $            $           $            $

      * The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In the event that the Fund does not utilize any leverage, an investor would pay the following expenses
            based on the assumptions in the example: one year, $     ; three
            years, $     ; five years, $     ; and ten years, $     .

                                    THE FUND

   The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized on September 14, 2012, as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration of Trust"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 120 East Liberty Drive, Wheaton, Illinois 60187, and its telephone number is (630) 765-8000. Investment in the Fund involves certain risks and special considerations. See "Risks."

                                USE OF PROCEEDS

   The net proceeds of the offering of Common Shares will be approximately
$        ($        if the Underwriters exercise the overallotment option in
full) after payment of the estimated offering costs. The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses incurred in connection with this offering) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in securities that meet the Fund's investment objectives and policies within 45 to 60 days after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVES AND POLICIES

   The Fund's primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved.

   The Fund's investment objectives and certain of the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval, provided that shareholders receive at least 60 days' prior written notice of any such change adopted by the Board of Trustees. As defined in the 1940 Act, when used with respect to particular shares of the Fund, a "majority of the outstanding voting securities" means: (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy; or (ii) more than 50% of the shares, whichever is less.

INVESTMENT PHILOSOPHY AND PROCESS

   Under normal market conditions, the Fund will invest a majority of its Managed Assets in Senior Loans and Fixed-Income Securities which are rated below investment grade or unrated at the time of purchase. The Fund also may invest in investment grade Fixed-Income Securities and other Fixed-Income Securities including convertible bonds and preferred stock. The Fund will focus on below investment grade Fixed-Income Securities, commonly known as "junk bonds." For purposes of determining whether a security is below investment grade, the lowest available rating will be used. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. Because the effective duration of Senior Loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity.

   The Fund also may invest in U.S. agency mortgage-backed securities and collateralized mortgage securities issued by GNMA, FNMA and FHLMC. The Fund may receive equity, warrants, corporate bonds and other such securities as a result of the restructuring of the debt of an issuer, or a reorganization of a Senior Loan or bond, or as part of a package of securities acquired together with a high yield bond or Senior Loan(s) of an issuer. The corporate bonds in which the Fund invests may have a fixed, floating, or hybrid rate. The Fund also may invest in when issued securities and forward commitments as well as certain derivative securities, including, but not limited to, futures contracts, credit default swaps and interest rate swaps.

   The Fund will not invest more than 5% of its Managed Assets in securities issued by a single issuer, other than securities issued by the U.S. government or money market funds.

   The Advisor pursues the Fund's objectives by seeking the best relative value opportunities within the Senior Loan and high yield Fixed-Income Securities markets. The Advisor seeks to assemble a diversified portfolio that includes domestic and foreign issuers with strong cash flows and effective management teams.

   Corporate Loans. The Fund may invest in corporate loans, including senior secured bank loans, unsecured and/or subordinated bank loans, revolving loans, loan participations and unfunded contracts. These loans are made by or issued to corporations primarily to finance acquisitions, refinance existing debt, support organic growth, or pay out dividends, and are typically originated by large banks and are then syndicated out to institutional investors as well as to other banks. Corporate loans typically bear interest at a floating rate although some loans pay a fixed rate. Due to their subordination in the borrower's capital structure, unsecured and/or subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower. Unfunded contracts are commitments by lenders (such as the Fund) to loan an amount in the future or that is due to be contractually funded in the future.

   Senior Loans hold a first lien priority and typically pay interest at rates which are determined periodically on the basis of a floating base lending rate, primarily LIBOR, plus a premium. Senior Loans are typically made to U.S. and non-U.S. corporations, partnerships and other business entities which operate in various industries and geographic regions. Borrowers may obtain these loans to refinance existing debt and for acquisitions, pay dividends, attempt/complete leveraged buyouts, and for general corporate purposes, among other reasons.

   Senior Loans in which the Fund may invest are typically made to companies whose debt is rated below investment grade and, as such, those Senior Loans will typically be rated below investment grade. Although many of the Fund's investments may consist of securities rated below investment grade, the Fund reserves the right to invest in debt securities, including senior floating rate loans, of any credit quality, maturity and duration.

   Duration. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less with respect to its Managed Assets. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. Because the effective duration of Senior Loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity. In this prospectus, "average duration" and "average portfolio duration" are each defined to be the effective duration of the Fund's portfolio, which is the measure of a debt instrument's or a portfolio's price sensitivity with respect to changes in market yields adjusted to reflect the effect of the Fund's effective leverage.

   Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of Senior Loans and Fixed-Income Securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

   Portfolio Selection Process. The Advisor combines a rigorous fundamental credit selection process with a top down relative value analysis when selecting investment opportunities. The Advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the Senior Loan, derivative and fixed-income instrument (such as high yield Fixed-Income Securities) markets. In order to capitalize on attractive investments and effectively manage potential risk, the Advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments among senior and subordinated debt and derivatives is critical to achieving higher risk-adjusted returns. Through fundamental credit analysis, the Advisor's Leveraged Finance Investment Team can position the Fund's portfolio in Senior Loans and high yield Fixed-Income Securities that the Advisor believes provide the most attractive relative value in the market.

      Fundamental credit analysis involves:

      o EVALUATION OF INDUSTRY TRENDS: The Advisor tends to favor industries that are either stable or growing. Moreover, the Advisor intends to invest in Borrowers that it believes have strong positions within a given industry.

      o MANAGEMENT QUALITY: When evaluating an investment, the Advisor favors companies with experienced management teams who have demonstrated success in both managing a leveraged balance sheet as well as those that have an established track record of success.

      o COLLATERAL ADEQUACY: When investing in senior secured debt, a thorough understanding of valuation is critical. The Advisor intends to focus on companies with asset values which it believes adequately secure the senior secured debt.

      o CONSISTENCY OF CORPORATE CASH FLOWS: The Advisor intends to invest in established Borrowers with stable profitability and cash flows. The Advisor believes these Borrowers are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Advisor does not intend to invest in start-up companies or companies with speculative business plans.

      The key considerations of portfolio construction include:

      o LIQUIDITY: The Advisor believes that favoring more liquid credits provides the ability to adjust position sizes through time. Should credit fundamentals change, liquidity allows for adjusting position sizes as appropriate.

      o DIVERSIFICATION: The Advisor believes that significant risk reduction can be achieved through proper portfolio diversification.

      o RELATIVE VALUE ASSESSMENT: The Advisor believes that a relative value assessment is critical to generating alpha. Portfolio holdings and positions sizes will be driven principally via credit evaluation and in part by a rigorous view of relative value. Secondary market technicals can create compelling opportunities as pricing disconnects with fundamentals.

      o ONGOING MONITORING: The Advisor believes that ongoing and frequent data evaluation allows continuous credit view refinement.

   The Advisor's Leveraged Finance Investment Team utilizes a disciplined investment process. The process is dynamic in that portfolios are both continuously monitored and repositioned. As such, the process can result in achieving portfolios that are reflective of anticipated trends in the overall economy and individual sectors.

   The Advisor's investment process is a balanced combination of bottom-up fundamental credit analysis and top-down portfolio construction.

      o ASSET SELECTION involves evaluation of the macro-economy, industry trends, consistency of cash flows, collateral coverage, and management quality.

      o PORTFOLIO CONSTRUCTION focuses on relative value within a risk management structure.

PORTFOLIO COMPOSITION

   The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

   Senior Loans. The Fund will invest in Senior Loans. The Advisor believes Senior Loans to be high yield debt instruments if the issuer has outstanding debt securities rated below investment grade or has no rated securities. The Senior Loans in which the Fund may invest primarily consist of direct obligations of a borrower and may include debtor-in-possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code, obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, leveraged buy-out loans, leveraged recapitalization loans, receivables purchase facilities, and privately placed notes. The Fund may invest in a Senior Loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a Senior Loan. The Fund's investments in Senior Loans will primarily consist of assignments. Investments in participations are expected to represent a minor portion of the Fund's portfolio. If the Fund invests through participations, these investments would typically be made with large U.S. and European financial institutions. By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the Lender, not the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Senior Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the Borrower's obligation, or that the collateral can be liquidated. Direct debt instruments may involve a risk of loss in case of default or insolvency of the Borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in Senior Loans are not regulated by federal securities laws or the SEC.

   Senior Loans may be rated in the lower rating categories of the established rating services (such as "BB" or lower by S&P or Fitch, or "Ba" or lower by Moody's), or may be unrated investments determined to be of comparable quality by the Advisor. However, the Fund may not invest more than 10% of its Managed Assets in securities rated "CCC" or lower by S&P or Fitch, or "Caa" or lower by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. As in the case of other high yield investments, such Senior Loans can be expected to provide higher yields than lower yielding, higher rated Fixed-Income Securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Senior Loans and high yield bonds. Senior Loan obligations are frequently secured by pledges of liens and security interests in the assets of the Borrower, and the holders of Senior Loans are frequently the beneficiaries of debt service subordination provisions imposed on the Borrower's bondholders. These arrangements are designed to give Senior Loan investors preferential treatment over high yield investors in the event of deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the Borrowers of the Senior Loans will repay principal and/or pay interest in full. Senior Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of Senior Loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate high yield instruments as a result of changes in the interest rate environment; however, the secondary dealer market for certain Senior Loans may not be as well developed as the secondary dealer market for high yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

   Second Lien Loans. The Fund may invest in second lien loans, which have the same characteristics as Senior Loans except that such loans have a second lien priority in the collateral securing the loan rather than first. Second lien loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with second lien loans are higher than the risk of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund.

   Fixed-Income Securities. Fixed-Income Securities include debt obligations typically issued by corporations. Fixed-Income Securities are generally used by corporations to borrow money from investors and Fixed-Income Securities include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, loan participations and assignments, payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. The Advisor believes that investing in Senior Loans should limit fluctuations in the Fund's NAV caused by changes in interest rates. Fixed-Income Securities may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a Fixed-Income Security is unsecured, it is known as a debenture.

   Holders of Fixed-Income Securities, as creditors, have a prior legal claim over common and preferred shareholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on Fixed-Income Securities may be fixed or floating, or the securities may be zero coupon Fixed-Income Securities which pay no interest. Interest on Fixed-Income Securities is typically paid semi-annually and is fully taxable to the holder of the Fixed-Income Securities. Fixed-Income Securities contain elements of both interest rate risk and credit risk. The investment return of Fixed-Income Securities reflects interest on the security and changes in the market value of the security. The market value of a Fixed-Income Security generally may be expected to rise and fall inversely with changes in interest rates and also may be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Fixed-Income Securities issued by corporations usually have a higher yield than government or agency bonds due to the presence of credit risk.

   Below Investment Grade Securities. Senior Loans in which the Fund may invest are typically rated below investment grade. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities are rated below "BBB-" by S&P or Fitch, below "Baa3" by Moody's or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase.

   The Fund may invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities, but no more than 10% of its Managed Assets may be invested in securities rated "CCC" or lower by S&P or Fitch, or "Caa" or lower by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. For purposes of determining whether a security is rated "CCC" (or its equivalent), the highest available rating will be used. The Fund also may invest up to 20% of its Managed Assets in investment grade Fixed-Income Securities. For purposes of determining whether a security is below investment grade, the lowest available rating will be used. The Fund will invest in securities that are rated below investment grade at the time of purchase. The ratings of a rating agency represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields.

   If a security owned by the Fund is subsequently downgraded, the Fund will not be required to dispose of such security. If a downgrade occurs, the Advisor will consider what action, including the sale of such security, is in the best interest of the Fund and its Common Shareholders.

   Because the risk of default is higher for below investment grade securities than investment grade securities, the Advisor's research and credit analysis will be an especially important part of managing securities of this type. The Advisor will attempt to identify those issuers of below investment grade securities whose financial condition the Advisor believes are adequate to meet future obligations or who have improved or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

   Convertible Securities. The Fund may invest in convertible securities. An investment in convertible securities is not, however, a principal investment strategy of the Fund. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

   Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and can include single- and multi-class pass-through securities and collateralized mortgage obligations. Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities.

   Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations, such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

   Certificates of Deposit. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

   Fixed Time Deposits. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund also may hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

   Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

   Zero Coupon Securities and Payment-In-Kind Securities. The Fund may invest in zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that pay no cash income and are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be, assuming full repayment of the bond. The Fund also may purchase payment-in-kind securities. Payment-in-kind securities pay all or a portion of their interest in the form of debt or equity securities rather than cash.

   Zero coupon securities and payment-in-kind securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and payment-in-kind securities may be issued by a wide variety of corporate and governmental issuers.

   Foreign Securities. The Fund may invest up to 20% of its Managed Assets in securities issued by non-U.S. companies. Such companies are organized under the laws of countries other than the U.S. (including emerging markets). These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and could include U.S. dollar-denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Securities issued by non-U.S. companies may be traded on foreign securities exchanges or in over-the-counter capital markets.

   To the extent the Fund invests in foreign securities denominated in currencies other than the U.S. dollar, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, the Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the

Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, the Fund is authorized to enter into various currency exchange transactions.

   Derivatives. The Fund may use a variety of derivative instruments for investment purposes or for hedging or risk management purposes. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates and related indexes. The Fund may use any or all of these instruments at any time, and the use of any particular derivative transaction will depend on market conditions. The derivative transactions that the Fund may use are described below and in the SAI. See "The Fund's Investments--Investment Practices--Strategic Transactions."

   The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See "Risks--Derivatives Risk."

   Credit Default Swaps. The Fund may engage in credit default swap transactions. Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recovered nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation through a cash payment in exchange for the asset or, alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value. As a seller, the Fund would receive a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered a borrowing under the 1940 Act. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Whether or not there is a segregation of assets, the sale of a credit default swap effectively creates leverage and subjects the Fund to risks such as those described under "Risks--Leverage Risk" and "Risks--Credit Default Swap Risk."

   Government Debt Securities. The Fund may invest in securities issued by the U.S. government which may include debt obligations issued or guaranteed by U.S., state, municipal or other governments with taxing authority or by their agencies or instrumentalities. Government debt securities include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; or interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by the above-noted issuers.

   Distressed Securities. The Fund may invest up to 20% of its Managed Assets in distressed securities. Distressed securities include securities issued by a company in a bankruptcy reorganization proceeding or rated below "CCC" by S&P or Fitch, below "Caa" by Moody's, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Advisor at the time of purchase. At times, distressed securities may not produce current income. Although distressed securities are particularly speculative investments, the Advisor believes they may provide the opportunity for enhanced income and, in some instances, capital appreciation.

   Common Stocks and Warrants. The Fund may hold common stocks and warrants to purchase common stock. Common stock represents an equity ownership interest in a corporation, providing voting rights and entitling the holder to a share of the company's success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company's remaining assets after bond holders, other debt holders, and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company's board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies, such as issuing securities to management. In addition to voting rights, common stockholders sometimes enjoy what are called "preemptive rights." Preemptive rights allow common stockholders to maintain their proportional ownership in the company in the event that the company issues another offering of stock. This means that common stockholders with preemptive rights have the right but not the obligation to purchase as many new shares of the stock as it would take to maintain their proportional ownership in the company.

   Illiquid and Restricted Securities. The Fund may invest up to 50% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Investments currently considered to be illiquid include, among others, repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options and other derivatives. In the absence of readily available market quotations, the Board of Trustees, a committee appointed by the Fund's Board of Trustees or a designee of the Board of Trustees will price illiquid investments at a fair value as determined in good faith. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

   The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 Act, as amended (the "1933 Act"). The restriction on public sale may make it more difficult to value such securities, limit the Fund's ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

   Investment Companies. The Fund may invest in securities of other open- and closed-end investment companies and ETFs, including affiliated registered investment companies to the extent permitted by the 1940 Act, that invest primarily in securities of the types in which the Fund may invest directly. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Fund's investment advisory and other fees and expenses with respect to assets so invested. Common Shareholders will therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies. Expenses will be taken into account when evaluating the merits of such investments. In addition, the securities of other investment companies also may be leveraged and will therefore be subject to certain leverage risks. The NAV and market value of leveraged securities will be more volatile and the yield to stockholders will fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

   Other Securities. New financial products continue to be developed, and the Fund may invest in any products that may be developed to the extent consistent with its investment objectives and the regulatory and federal tax requirements applicable to investment companies.

   Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period in which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash or cash equivalents. The Advisor's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, Common Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives. For a further description of these temporary investments, see the SAI under "Investment Policies and Techniques--Portfolio Composition."

INVESTMENT PRACTICES

   Strategic Transactions. The Fund may, but is not required to, use various Strategic Transactions to seek to: (i) reduce interest rate risks arising from any use of leverage; (ii) facilitate portfolio management; (iii) mitigate other risks, including interest rate, currency and credit risks; and/or (iv) earn income. Strategic Transactions are generally accepted under modern portfolio management theory and are regularly used by many investment companies and other institutional investors. Although the Advisor seeks to use such practices to further the Fund's investment objectives, no assurance can be given that the Advisor will engage in any of these practices or that these practices will achieve the desired result. Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The Fund also may, but is not required to, engage in Strategic Transactions for bona fide hedging purposes up to the notional amount of 100% of the Fund's Managed Assets, but the aggregate net notional value of the Fund's derivative instruments, including for hedging and non-hedging purposes, will not exceed 100% of the Fund's Managed Assets. See "Risks--Derivatives Risk" in this prospectus and "Other Investment Policies and Techniques" in the SAI for further information on Strategic Transactions and their risks.

   The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, currencies, fixed-income, currency and/or interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions, total rate of return swap transactions, credit default swaps, structured notes, special purpose vehicles and other credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund's portfolio or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities. The Fund may use derivatives for non-hedging purposes to enhance potential gain.

   Credit derivatives may be used to either hedge credit positions, or take on additional credit risk. The Fund may use loan index credit default swaps, single name loan credit default swaps, bond index credit default swaps, or single name bond credit default swaps in order to achieve the desired hedge or long credit position. For example, the Fund may sell a loan credit default swap in order to gain exposure to a loan credit. While credit default swaps will primarily be the type of credit derivatives used by the Fund to gain exposure to a particular credit, Strategic Transactions also may be used for such purpose. As an example, the Fund may enter into a futures contract on a particular security. A futures contract on a security is an agreement to buy or sell such security (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. In addition, the Fund may purchase "call" and "put" options and options on futures contracts for hedging or investment purposes. Credit derivatives entered into by the Fund to take on additional credit risk will be considered an investment in Senior Loans for purposes of the Fund's investment policy that it invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities.

   Interest rate derivatives will be used primarily to hedge the floating rate nature of the Fund's Senior Loan holdings, if the Advisor perceives such a hedge to be attractive. Interest rate derivatives may be used to swap the floating interest rate generated by the Fund's portfolio holdings into fixed rate payments if the Advisor believes interest rates will fall. These derivative instruments will allow the Advisor to potentially manage the interest rate profile of the Fund's portfolio.

   The Advisor intends to fully hedge non-U.S. dollar holdings in order to isolate the credit decision from foreign currency fluctuations. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions of a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

   Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Advisor believes it to be necessary or appropriate. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. See "Federal Tax Matters."

                                USE OF LEVERAGE

   Under normal market conditions, the Fund intends to utilize leverage through the issuance of Preferred Shares and/or through Borrowings in an aggregate amount of up to 331/3% of its Managed Assets. The Fund will not, however, be required to reduce leverage to the extent the above percentage limitation is exceeded as a result of a decline in the value of the Fund's assets. The Fund currently intends to leverage its assets through Borrowings from banks and other financial institutions. It is expected that these Borrowings will be made pursuant to a revolving credit facility established with a bank or other financial institution. Any use of leverage by the Fund will be consistent with the provisions of the 1940 Act. To the extent Leverage Instruments are utilized by the Fund, the Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any leverage offering in securities consistent with the Fund's investment objectives and policies. If Preferred Shares are issued, they may pay dividends based on short-term interest rates. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. Under current conditions, it is unlikely that the Fund will issue Preferred Shares. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instruments, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of return than if the Fund were not leveraged.

   Leverage creates risk for the Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on Borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Advisor in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate of return than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Advisor will be calculated on the basis of the Managed Assets, including proceeds from Borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations. See "Risks--Leverage Risk."

   The Fund's Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of Borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such Borrowings, must have an "asset coverage" of at least 300% (331/3% of Managed Assets). With respect to such Borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

   The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act grants, in certain circumstances, to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowing will likely be ranked senior or equal to all other existing and future Borrowings of the Fund.

   Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. An example of an affirmative covenant would be one that requires the Fund to send its annual audited financial report to the lender. An example of a negative covenant would be one that prohibits the Fund from making any amendments to its fundamental policies. An example of a financial covenant is one that would require the Fund to maintain a 3:1 asset coverage ratio. An example of an investment covenant is one that would require the Fund to limit its investment in a particular asset class. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Advisor from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

   Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and also may prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Trustees of the Fund.

   The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

EFFECTS OF LEVERAGE

   Assuming that the Leverage Instruments will represent approximately 331/3% of the Fund's Managed Assets and pay dividends or interest at an annual combined average rate of %, the return generated by the Fund's portfolio (net of estimated expenses) must exceed % in order to cover the dividend or interest payments specifically related to the Leverage Instruments. Of course, these numbers are merely estimates used for illustration. Actual dividend or interest rates on the Leverage Instruments will vary frequently and may be significantly higher or lower than the rate estimated above.

   The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks."

   The table further reflects the issuance of Leverage Instruments representing 331/3% of the Fund's Managed Assets, net of expenses, and the Fund's currently projected annual dividend or interest on its Leverage Instruments of %.

   Assumed Portfolio Total Return (Net of Expenses) ............   (10)%       (5)%        0%        5%       10%
   Common Share Total Return ...................................       %          %         %         %         %

   Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its Leverage Instruments) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.

                                     RISKS

   Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

NO OPERATING HISTORY

   The Fund is a newly organized, diversified, closed-end management investment company with no operating history. It is designed for long-term investing and not as a vehicle for trading. Shares of closed-end investment companies frequently trade at a discount from their NAV. This risk may be greater for investors expecting to sell their shares in a relatively short period of time after completion of the public offering.

INVESTMENT AND MARKET RISK

   An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. If the current global economic downturn continues into a prolonged recession or deteriorates further, the ability of issuers of the Senior Loans and Fixed-Income Securities in which the Fund invests to service their obligations could be materially and adversely affected. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

MANAGEMENT RISK

   The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

   In addition, implementation of the Fund's investment strategy depends upon the continued contributions of certain key employees of the Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

INFLATION/DEFLATION RISK

   Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio. There is currently great uncertainty among policy makers and economists about whether the U.S. economy is facing a period of inflation or deflation, and the severity thereof.

CURRENT ECONOMIC CONDITIONS--CREDIT CRISIS LIQUIDITY AND VOLATILITY RISK

   The markets for credit instruments, including Senior Loans and high yield Fixed-Income Securities, have experienced periods of extreme illiquidity and volatility since the latter half of 2007. Liquidity in the Senior Loan and Fixed-Income Securities markets (the ability to buy and sell bonds readily) has been significantly reduced. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including Senior Loans and Fixed-Income Securities. In addition, during 2008, several major dealers of Fixed-Income Securities exited the market via acquisition or bankruptcy. These conditions resulted in, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many Fixed-Income Securities remaining illiquid and of uncertain value. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Fund's Common Shares. These market conditions may make valuation of some of the Fund's Senior Loan and Fixed-Income Securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund's holdings. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund's books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. The Fund may seek to make sales of large blocks of securities as part of its investment strategy.

   Because of the conditions in the credit markets, issuers of Senior Loans or Fixed-Income Securities may be subject to increased costs associated with incurring debt, tightening underwriting standards and reduced liquidity for the loans they make, the securities they purchase and the securities they issue. The worsening general economic conditions have materially and adversely impacted the broader financial and credit markets and have reduced the availability of debt and equity capital for the market as a whole. The reduced willingness of some lenders to extend credit, in general, may make it more difficult for issuers of debt instruments, including issuers of Senior Loans and high yield Fixed-Income Securities, to finance their operations. These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of the issuers of securities owned by the Fund to make payments of principal and interest when due, and lead to lower credit ratings and increased defaults. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the Fund's NAV. Extraordinary steps have been taken by the governments of several leading economic countries to combat the current economic crisis and/or increase the regulation of market participants. The impact of these measures is not yet known and cannot be predicted. The prolonged continuation or further deterioration of current market conditions could adversely impact the Fund's portfolio and may limit the effectiveness of existing market models. Because the current market situation is widespread and unprecedented, it may be difficult to predict how long it may continue.

SENIOR LOAN RISK

   The Fund will invest in Senior Loans. Senior Loans typically hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower. Senior Loans are usually rated below investment grade or also may be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. If, however, a Borrower under a Senior Loan defaults or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Loan or nothing at all.

   Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan.

   The Fund will typically invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

   Senior Loans are generally not registered with the SEC or state securities commissions, and are generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets. Therefore, the Fund will be particularly dependent on the analytical abilities of the Advisor. In general, the secondary trading market for certain Senior Loans, particularly smaller Senior Loan facilities, is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

   Senior Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund's NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Fund's NAV.

   Although the Senior Loans in which the Fund will invest will typically be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event of a decline in the value of the already pledged collateral, if the terms of the Senior Loan do not require the Borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Senior Loans that are under-collateralized involve a greater risk of loss.

   Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

   If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans on their balance sheets that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

   The Fund may acquire Senior Loans through assignments or participations. The Fund will typically acquire Senior Loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of a participation typically succeeds to all the rights and obligations of the participating institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the participating institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Factors considered by the Advisor when selecting and approving broker-dealer counterparties include, but are not limited to: (1) quality, accuracy, and timeliness of execution, (2) review of the reputation, financial strength and stability of the financial institution, (3) willingness and ability of the counterparty to commit capital, (4) ongoing reliability and (5) access to underwritten offerings and secondary markets. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, in certain circumstances the Fund may not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the Senior Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan than the Fund expected when initially purchasing the participation.

   The Fund may obtain exposure to Senior Loans through the use of derivative instruments, which have become increasingly available. The Fund may utilize these instruments and similar instruments that may be available in the future. Derivative transactions involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein. The Fund also may be subject to the risk that the counterparty in a derivative transaction will default on its obligations.

   First Trust Advisors or its affiliates may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of such affiliates in the loan market may restrict the Fund's ability to acquire some loans or affect the timing or price of loan acquisitions. Also, because First Trust Advisors may wish to invest in the publicly-traded securities of an obligor, the Fund may not have access to material non-public information regarding the obligor to which other investors have access.

SECOND LIEN LOAN RISK
   The Fund may invest in second lien loans. Second lien loans generally are subject to similar risks as those associated with investments in Senior Loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated loans, unsecured loans or debt, which are backed by a junior lien or not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than first lien Senior Loans and may be less liquid. Second lien loans share the same risks as other below investment grade securities.

FIXED-INCOME SECURITIES RISK

   In addition to the risks described elsewhere in this section with respect to valuations and liquidity, Fixed-Income Securities, including high yield securities, are also subject to certain risks, including:

     o Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer's goods and services.

     o Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Market value generally falls further for securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security's duration and further reduce the value of the security. Investments in Fixed-Income Securities with long-term maturities may experience significant price declines if long-term interest rates increase. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

     o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund's income and distributions to Common Shareholders. This is known as call or prepayment risk. Fixed-Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. If the Fund bought a security at a premium, the premium could be lost in the event of a prepayment.

     o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or the overall return of the Fund.

CREDIT AND BELOW INVESTMENT GRADE RISK

   Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest a substantial portion of its net assets in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

   Below investment grade securities are securities rated below "BBB-" by S&P or Fitch, or below "Baa3" by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. Below investment grade securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. These securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Below investment grade instruments are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. High yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, your investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make interest and/or principal payments; (iv) negative perception of the high yield market which may depress the price and liquidity of high yield securities; (v) volatility; and (vi) liquidity.

   Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund's Common Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor's judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.

   Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. If the current economic downturn continues longer than corporate managers anticipate or prepare for, that could similarly affect many issuers.

   The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between bid and asked prices is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

CREDIT RATING AGENCY RISK

   Credit ratings are determined by credit rating agencies such as S&P, Moody's and Fitch, and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities' perceived or actual credit risk.

VALUATION RISK

   Unlike publicly traded common stock that trades on national exchanges, there is no central place or exchange for fixed-income securities trading. Fixed-income securities generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund's books.

ASSET-BACKED, MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES RISK

   To the extent the Fund invests significantly in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed-income securities. Mortgage derivatives held by the Fund may have especially volatile prices and may have a disproportionate effect on the Fund's share price. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to losses in value resulting from increases in interest rates. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values also may be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables and any entities providing the credit enhancement. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return.

   The market for mortgage-backed securities and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. These markets may not become more liquid or less volatile, and it is possible that the value of these securities could decline further.

NON-U.S. SECURITIES RISK

   The Fund may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include:
(i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

CURRENCY RISK

   The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While the Fund's non-U.S. dollar-denominated securities will be hedged into U.S. dollars, hedging may not alleviate all currency risks. See "Risks--Derivatives Risk."

PREFERRED STOCK RISK

   Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed-income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

LEVERAGE RISK

   Pursuant to the provisions of the 1940 Act, the Fund may borrow an amount up to 331/3% of its Managed Assets or may issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from leverage). Under normal market conditions, the Fund intends to utilize leverage through the issuance of Preferred Shares and/or through Borrowings in an aggregate amount of up to 331/3% of its Managed Assets. The Fund will not, however, be required to reduce leverage to the extent the above percentage limitation is exceeded as a result of a decline in the value of the Fund's assets. Leverage Instruments will have seniority over the Common Shares and may be secured by the assets of the Fund. The Fund intends to leverage its assets through Borrowings from banks and other financial institutions and also may be leveraged as a result of selling credit default swaps. It is expected that these Borrowings will be made pursuant to a revolving credit facility established with a bank or other financial institution. The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

     o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

     o the risk that fluctuations in interest rates on Borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

     o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

     o when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage.

   The Fund may continue to use leverage if the benefits to the Fund's Common Shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

   The funds borrowed pursuant to a leverage borrowing program (such as a credit line or commercial paper program), or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any Borrowings made by the Fund under a leverage borrowing program are senior to the rights of Common Shareholders and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or Preferred Shares or purchase Common Shares or Preferred Shares, unless at the time thereof the Fund meets certain asset coverage requirements and no event of default exists under any leverage program. In addition, the Fund may not be permitted to pay dividends on Common Shares unless all dividends on the Preferred Shares and/or accrued interest on Borrowings have been paid, or set aside for payment. In an event of default under a leverage borrowing program, the lenders have the right to cause a liquidation of collateral (i.e., sell securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Certain types of leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. An example of an affirmative covenant would be one that requires the Fund to send its annual audited financial report to the lender. An example of a negative covenant would be one that prohibits the Fund from making any amendments to its fundamental policies. An example of a financial covenant is one that would require the Fund to maintain a 3:1 asset coverage ratio. An example of an investment covenant is one that would require the Fund to limit its investment in a particular asset class. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the 1940 Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

   While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to Common Shareholders relative to the circumstance if the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

DERIVATIVES RISK

   Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The Fund also may, but is not required to, engage in Strategic Transactions for bona fide hedging purposes up to the notional amount of 100% of the Fund's Managed Assets, but the aggregate net notional value of the Fund's derivative instruments, including for hedging and non-hedging purposes, will not exceed 100% of the Fund's Managed Assets.

   The Fund's Strategic Transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain on the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction, and illiquidity of the derivative instruments. Certain of the Strategic Transactions in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions to generate income, for hedging, for currency or interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. In addition, there may be situations in which the Advisor elects not to use Strategic Transactions that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions will not otherwise be available to the Fund for investment purposes. With respect to some of its derivative positions, if any, the Fund may segregate an amount of cash, cash equivalents or liquid securities on the Fund's records in an amount equal to the face value of those positions. The Fund also may offset derivatives positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under any such transactions (e.g., through offsetting positions), certain types of these transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirements under the 1940 Act; and therefore, the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 331/3% of its Managed Assets. In addition, to the extent that any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

   There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

   There are several risks associated with the use of futures contracts and futures options. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging or investment purposes, the use of futures contracts and options on futures contracts might result in a lower overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, options on futures and their related securities, including technical influences in futures and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Furthermore, the Fund's use of futures contracts and options on futures contracts involves costs and will be subject to the ability of the Advisor to correctly predict changes in interest rate relationships or other factors.

   The Fund may purchase credit derivative instruments to hedge the Fund's credit risk exposure to certain issuers of securities that the Fund owns. For example, the Fund may enter into credit default swap contracts where the Fund would be the buyer of such a contract. The Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

   The Fund may enter into currency exchange transactions to hedge the Fund's exposure to foreign currency exchange rate risk to the extent the Fund invests in non-U.S. dollar-denominated securities of non-U.S. issuers. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

   At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

   It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

   If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for the purchase or sale of currency, if any, at the current market price.

   Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

   Depending on whether the Fund would be entitled to receive net payments from the counterparty on a swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares. If the Fund fails to maintain any required asset coverage ratios in connection with any use by the Fund of leverage, the Fund may be required to redeem or prepay some or all of the leverage. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities having an aggregate market value at least equal to the notional value of any swap transaction of which it is the seller. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's leverage.

   The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling interest rate swaps or caps.

   Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset any declines in the value of the Fund's portfolio assets being hedged. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares.

   The Fund also may invest in structured notes. A structured note is a debt security whose interest payments are tied to the movement of an interest rate, stock, stock index, commodity or currency (an "embedded index"). In addition to the derivatives risks set forth above, structured notes may be subject to additional risks such as opaque fees, poor liquidity, and a high degree of complexity. In addition, because of their uniqueness, each structured note may have additional specific risks that may not be immediately apparent.

   The Fund also may invest in SPVs. SPVs are limited-purpose entities that are created solely for the purpose of holding assets. SPVs serve as a passthrough conduits in creating securities backed by mortgages, credit card and auto loans, leases, and other financial assets. Payment of interest and repayment of underlying securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. In addition, SPVs may be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement and prepayment risk.

   The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law in July 2010 and could impact and restrict the Fund's ability to use certain Strategic Transactions. For instance, the Dodd-Frank Act requires most over-the-counter derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. Further, the Commodity Futures Trading Commission (the "CFTC") has recently rescinded certain exemptions from registration requirements under the U.S. Commodity Exchange Act (the "CEA") that have been previously available under CFTC Rule 4.5 to investment advisers registered with the SEC under the Investment Advisers Act of 1940. The status of these rules is unclear because of litigation against the CFTC challenging the rules. In the event that the Fund's investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed a certain threshold, the Advisor may be required to register as a "commodity pool operator" and/or "commodity trading advisor" with the CFTC. In the event the Advisor is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund.

   The SEC has also indicated that it may adopt new policies on the use of derivatives by registered investment companies. Such policies could affect the nature and extent of derivative use by the Fund.

CREDIT DEFAULT SWAPS RISK

   The Fund may engage in credit default swap transactions. Under normal market conditions, the aggregate net notional value of the Fund's derivative instruments (including credit default swaps) used for investment purposes, determined at the time the most recent position was established, will not exceed 15% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses, if any, on any such positions the Fund has entered into. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation through either physical settlement or cash settlement. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation through a cash payment in exchange for the asset or, alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The sale of a credit default swap effectively creates leverage and subjects the Fund to the risks described under "Risks--Leverage Risk." The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered leverage for purposes of the 1940 Act. Asset segregation affects the regulatory treatment but does not diminish the effective leverage in such instruments. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risk, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

U.S. GOVERNMENT SECURITIES RISK

   U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from high yield corporate Fixed-Income Securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Securities issued or guaranteed by U.S. federal government agencies, such as GNMA, Small Business Administration and Federal Housing Administration, are backed by the "full faith and credit" of the U.S. federal government and guaranteed against default. Securities issued by GSEs, such as FHLMC, FNMA and the Federal Home Loan Banks, are solely the obligation of their issuer and generally do not carry any guarantee by the federal government. As such, securities issued by GSEs are subject to the credit and default risk of the issuer.

DISTRESSED SECURITIES RISK

   The Fund may invest up to 20% of its Managed Assets in distressed securities. Distressed securities include securities issued by a company in a bankruptcy reorganization proceeding or rated below "CCC" by S&P or Fitch, below "Caa" by Moody's, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Advisor at the time of purchase. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

COMMON STOCK AND WARRANTS RISK

   The Fund may hold common stocks and warrants to purchase common stocks. Common stocks and warrants have a subordinate claim on a Borrower's assets as compared with Senior Loans. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock or warrant held by the Fund. In addition, the prices of common stocks and warrants are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks and warrants to which the Fund has exposure. Common stock and warrant prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock and warrant prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the common stocks and warrants in which the Fund may invest will be affected by changes in the stock markets generally, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The common stocks and warrants of smaller companies are more sensitive to these changes than those of larger companies. Common stock and warrant risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change.

POTENTIAL CONFLICTS OF INTEREST RISK

   First Trust Advisors and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, First Trust Advisors may manage and/or advise other investment funds or accounts with the same investment objectives and strategies as the Fund. As a result, First Trust Advisors and the Fund's portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. First Trust Advisors and the Fund's portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund's ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

   The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to First Trust Advisors which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, First Trust Advisors or its affiliates may provide more services to some types of funds and accounts than others.

   There is no guarantee that the policies and procedures adopted by First Trust Advisors and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that First Trust Advisors may manage or advise from time to time. For further information on potential conflicts of interest, see "Investment Advisor" in the SAI.

NEW TYPES OF SECURITIES RISK

   From time to time, new types of securities have been, and may in the future be, offered that have features other than those described in this prospectus. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be in the best interest of the Fund in a manner consistent with the Fund's investment objectives and policies, as may be amended from time to time. Since the market for these instruments will be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

COUNTERPARTY AND PRIME BROKERAGE RISK

   Changes in the credit quality of the companies that serve as the Fund's prime brokers or counterparties with respect to derivatives or other transactions supported by another party's credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a prime broker or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

MARKET DISCOUNT FROM NET ASSET VALUE RISK

   Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period of time following completion of this offering. The NAV of the Common Shares will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether or when the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS RISK

   The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an "emergency" basis with little or no notice with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate the nation's or the world's current economic difficulties.

   Issuers might seek protection under the bankruptcy laws. Legislation or regulation also may change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives.

PORTFOLIO TURNOVER RISK

   The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments--Investment Practices--Portfolio Turnover" and "Federal Tax Matters."

MARKET DISRUPTION AND GEOPOLITICAL RISK

   The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and Afghanistan and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. A similar disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund's operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the Fund's Common Shares. Below investment grade securities tend to be more volatile than higher-rated securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility of below investment grade securities than on higher-rated securities. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

ILLIQUID/RESTRICTED SECURITIES RISK

   The Fund may invest up to 50% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund also may invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Advisor's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

CERTAIN AFFILIATIONS

   Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

ANTI-TAKEOVER PROVISIONS

   The Fund's Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws."

TEMPORARY DEFENSIVE STRATEGIES RISK

   When the Advisor anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its Managed Assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high-yielding long-term securities. In such a case, Common Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

SECONDARY MARKET FOR THE FUND'S COMMON SHARES

   The issuance of Common Shares through the Fund's dividend reinvestment plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's dividend reinvestment plan and the discount to the market price at which such Common Shares may be issued may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the dividend reinvestment plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund also may issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

   General oversight of the duties performed by the Advisor is the responsibility of the Board of Trustees. There are five Trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT ADVISOR

   First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Advisors L.P. serves as investment advisor or portfolio supervisor to investment portfolios with approximately $54 billion in assets which it managed or supervised as of June 30, 2012.

   First Trust Advisors L.P. is responsible for the day-to-day management of the Fund's portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

   First Trust Advisors L.P. is an Illinois limited partnership formed in 1991 and an investment advisor registered with the SEC under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). First Trust Advisors L.P. is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker-dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of the Advisor. First Trust Advisors L.P. is controlled by Grace Partners and The Charger Corporation.

   William Housey, CFA, Senior Portfolio Manager, Scott Fries, CFA, Co-Portfolio Manager and Peter Fasone, CFA, Co-Portfolio Manager, will be responsible for implementing portfolio management decisions for the Fund.

   WILLIAM HOUSEY, CFA
   SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
   William Housey, CFA, joined First Trust Advisors in June 2010 as Senior Portfolio Manager for the Leveraged Finance Investment Team and has nearly 16 years of investment experience. Mr. Housey is a Senior Vice President of First Trust Advisors, L.P. Prior to joining First Trust, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager. Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including Senior Loans, high yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a B.S. in Finance from Eastern Illinois University and an M.B.A. in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. He also holds the FINRA Series 7, Series 52 and Series 63 licenses. Mr. Housey also holds the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Chicago.

   SCOTT FRIES, CFA
   VICE PRESIDENT, PORTFOLIO MANAGER
   Scott Fries, CFA, joined First Trust Advisors in June 2010 as Co-Portfolio Manager in the Leveraged Finance Investment Team and has over 16 years of investment industry experience. Mr. Fries is a Vice President of First Trust Advisors, L.P. Prior to joining First Trust, Mr. Fries spent 15 years at Morgan Stanley/Van Kampen Funds, Inc, where he most recently served as Executive Director and Co-Portfolio Manager of Institutional Separately Managed Accounts. Mr. Fries received a B.A. in International Business from Illinois Wesleyan University and an M.B.A. in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Chicago.

   PETER FASONE, CFA
   VICE PRESIDENT, CO-PORTFOLIO MANAGER
   Peter Fasone, CFA, is a Co-Portfolio Manager for the Fund. Mr. Fasone joined First Trust Advisors in December 2011 as a Senior Credit Analyst and has 24 years of industry experience, most recently as Senior Global Credit Analyst with BNP Paribas Asset Management. He is a Vice President of First Trust Advisors, L.P. Since 1996, his focus has been primarily on investing in high yield and investment grade bonds for total return and structured credit portfolios. Prior to BNP, Mr. Fasone served as Portfolio Manager and Senior Analyst for Fortis Investments. From 2001 to 2008 he was Vice President and Senior Analyst at ABN AMRO Asset Management where he assumed a leadership role in designing and implementing a disciplined investment process for ABN's $1 billion global high yield fund. Mr. Fasone received a B.S. degree from Arizona State University and an M.B.A. degree from DePaul University's Kellstadt Graduate School of Business. He holds a Chartered Financial Analyst designation and a Certified Public Accountant designation. He is a member of the CFA Institute and the CFA Society of Chicago.

   For additional information about First Trust Advisors L.P., including a description of the services provided and additional information about the Fund's portfolio managers, including portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares, see "Investment Advisor" in the SAI.

INVESTMENT MANAGEMENT AGREEMENT

   Pursuant to an investment management agreement between the Advisor and the Fund, the Fund has agreed to pay a fee for the services and facilities provided by the Advisor at the annual rate of % of Managed Assets.

   For purposes of calculating the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any Borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any Borrowings). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability.

   In addition to the management fee, the Fund pays all other costs and expenses of its operations including the compensation of its Trustees (other than those affiliated with the Advisor), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

   The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses incurred in connection with this offering) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price.

                                NET ASSET VALUE

   The NAV of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The NAV will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. New York City time) on each day the NYSE is open for trading. Domestic Fixed-Income Securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any Borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

   The Fund's portfolio securities and other assets will be valued daily in accordance with valuation procedures adopted by the Board of Trustees. The Advisor anticipates that a majority of the Fund's assets will be valued using market information supplied by third parties. In the event that market quotations are not readily available, a pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would call into doubt whether the market quotations or pricing service valuations represent fair value, the Fund may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund will be governed by valuation procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

   Fair Value. When applicable, fair value of securities of an issuer is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

     o  the fundamental business data relating to the issuer;

     o an evaluation of the forces which influence the market in which the securities of the issuer are purchased and sold;

     o  the type, size and cost of the security;

     o  the financial statements of the issuer;

     o the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

     o  the information as to any transactions in or offers for the security;

     o the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

     o  the coupon payments;

     o the quality, value and saleability of collateral, if any, securing the security;

     o the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

     o the prospects for the issuer's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry;

     o issuer's ability to access additional liquidity through public and/or private markets; and

     o  other relevant factors.

   Other Securities. Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.

                                 DISTRIBUTIONS

   The Fund's present distribution policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute to Common Shareholders monthly dividends of all or a portion of its net income after any payment of interest and/or dividends in connection with leverage used by the Fund. It is expected that the initial monthly dividend on the Fund's Common Shares will be paid approximately 60 to 75 days after the completion of this offering, depending on market conditions. The Fund expects to distribute any long-term capital gains at least annually.

   Subject to certain terms and conditions, the Fund is entitled to rely on an exemption granted to the Advisor by the SEC from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder. The Exemptive Relief generally permits the Fund, subject to such terms and conditions, to make distributions of long-term capital gains with respect to its Common Shares more frequently than would otherwise be permitted under the 1940 Act (generally once per taxable year). To rely on the Exemptive Relief, the Fund must comply with the terms and conditions therein, which, among other things, would require the Board of Trustees of the Fund to approve the Fund's adoption of a distribution policy with respect to its Common Shares which calls for periodic distributions of an amount equal to a fixed percentage of the market price of the Fund's Common Shares at a particular point in time, or a fixed percentage of net asset value per Common Share at a particular point in time, or a fixed amount per Common Share, any of which could be adjusted from time to time. Under such a distribution policy, it is possible that the Fund might distribute more than its income and net realized capital gains; therefore, distributions to shareholders may result in a return of capital. The Fund has no current intention to adopt such a distribution policy or implement the Exemptive Relief. The Exemptive Relief also permits the Fund to make distributions of long-term capital gains with respect to any Preferred Shares that may be issued by the Fund in accordance with such shares' terms.

   The level distribution policies described above would result in the payment of approximately the same amount or percentage to Common Shareholders each month. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses the source or sources of the distributions. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to
Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit. In addition, in cases where the Fund would return capital to Common Shareholders, such distribution may impact the Fund's ability to maintain its asset coverage requirements and to pay the dividends on any Preferred Shares that the Fund may issue.

   Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV and, correspondingly, distributions from undistributed income will decrease the Fund's NAV. Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."

                           DIVIDEND REINVESTMENT PLAN

   If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's dividend reinvestment plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends and distributions, including any capital gain dividends, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by BNY Mellon Investment Servicing (US) Inc., as dividend paying agent.

   You are automatically enrolled in the Plan when you become a shareholder of the Fund. As a participant in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date;

   (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at that time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

   You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a book entry statement for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds minus brokerage commissions incurred by the Plan Agent in selling your shares.

   The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Federal Tax Matters."

   If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

   Neither the Fund nor the Plan Agent shall be liable with respect to the Plan for any act done in good faith or for any good faith omission to act, including, without limitation, any claim of liability: (i) arising out of failure to terminate any participant's account upon such participant's death prior to receipt of notice in writing of such death; and (ii) with respect to the prices at which Common Shares are purchased and sold for the participant's account and the times such purchases and sales are made.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                             DESCRIPTION OF SHARES

COMMON SHARES

   The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $.01 per share and, subject to the rights of the holders of Preferred Shares, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Board of Trustees in their sole discretion) or rights to cumulative voting.

   The Fund intends to apply to list the Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be
"     ." The Fund intends to hold annual meetings of shareholders so long as the
Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

   The NAV of the Common Shares will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses incurred in connection with this offering) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price. See "Use of Proceeds."

   Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and during other periods have traded at prices lower than NAV. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Structure of the Funds; Common Share Repurchases and Conversion to Open-End Fund."

PREFERRED SHARES

   The Declaration of Trust provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

   The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently has the ability to issue leverage, which may include Preferred Shares, representing up to 331/3% of the Fund's Managed Assets immediately after the leverage is issued. The Board of Trustees also reserves the right to authorize the Fund to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund (other than leverage consisting of debt). However, under current conditions it is unlikely that the Fund will issue Preferred Shares. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust, it is likely that the Preferred Shares, if issued, will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares, if issued, will be similar to those stated below.

   Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

   Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares; and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust and By-Laws." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

   The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

   Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that: (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce any leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

   The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

   Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund solely by reason of being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

   The Declaration of Trust requires a Common Shareholder vote only on those matters where the 1940 Act or the Fund's listing with an exchange require a Common Shareholder vote, but otherwise permits the Board of Trustees to take action without seeking the consent of Common Shareholders. For example, the Declaration of Trust gives the Board of Trustees broad authority to approve reorganizations between the Fund and another entity, such as another closed-end fund, and the sale of all or substantially all of its assets without Common Shareholder approval if the 1940 Act would not require such approval. The Declaration of Trust further provides that the Board of Trustees may amend the Declaration of Trust in any respect without Common Shareholder approval. The Declaration of Trust, however, prohibits amendments that impair the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, trustees, officers or employees of the Fund or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment.

   The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.

   The number of trustees is currently five, but by action of a majority of the trustees, the number of trustees may from time to time be increased or decreased. The Board of Trustees is divided into three classes of trustees serving staggered three-year terms, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues Preferred Shares, the Fund may establish a separate class for the trustees elected by the holders of the Preferred Shares. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of trustees may be amended only by a vote of two-thirds of the shares entitled to vote. Generally, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration of Trust, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration of Trust); (3) a sale, lease or exchange of all or substantially all of the Fund's assets (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of trustees by shareholders; or (6) certain transactions in which a principal shareholder (as defined in the Declaration of Trust) is a party to the transaction. However, with respect to
(1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two-thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. See the SAI under "Certain Provisions in the Declaration of Trust and By-Laws."

   The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies.

   Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

                STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                        AND CONVERSION TO OPEN-END FUND

CLOSED-END STRUCTURE

   Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

   However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from NAV, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to NAV. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Common Shares with respect to the Fund's NAV, and the Board may, but is not required to, take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at NAV or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to their NAV. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is appropriate, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to propose to shareholders that the Fund convert to an open-end investment company.

REPURCHASE OF COMMON SHARES AND TENDER OFFERS

   Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of Common Shareholders, the Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Board of Trustees will decide to engage in any of these actions. After any consideration of potential actions to seek to reduce any significant market discount, the Board of Trustees may, subject to its fiduciary obligations and compliance with applicable state and federal laws and the requirements of the principal stock exchange on which the Common Shares are listed, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.

   There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their NAV. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and NAV that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of NAV for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

   Although the Board of Trustees believes that repurchases or tender offers may have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the Managed Assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Because of the nature of the Fund's investment objectives, policies and portfolio, the Advisor does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and do not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

CONVERSION TO OPEN-END FUND

   The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote, provided that, unless otherwise required by law, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange. Any Preferred Shares or borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to propose to shareholders that the Fund convert to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge or contingent deferred sales charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but would intend to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.

                              FEDERAL TAX MATTERS

   This section summarizes some of the main federal income tax consequences of owning Common Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, except as specifically provided below, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, the Fund's counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Fund Status. The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. To qualify, the Fund must, among other things, satisfy certain requirements relating to the source and nature of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and distributes all of its income, the Fund generally will not pay federal income or excise taxes.

   For federal income tax purposes, you are treated as the owner of Common Shares and not of the assets held by the Fund. Taxability issues are taken into account at the Fund level. Your federal income tax treatment of income from the Fund is based on the distributions paid by the Fund.

   Distributions. Fund distributions will constitute dividends to the extent of the Fund's current and accumulated earnings and profits. After the end of each year, you will receive a tax statement that separates your Fund distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, but, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Common Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The Fund may make distributions in some years in excess of its earnings and profits. To the extent that the Fund makes distributions in excess of its current and accumulated earnings and profits, such distributions will represent a return of capital for tax purposes to the extent of your tax basis in the shares and thus will generally not be currently taxable to you and will thereafter constitute a capital gain. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Common Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. If you own Common Shares in your own name, under the Plan, any distributions are automatically reinvested in additional Common Shares unless you opt-out of the Plan.

   Under the "Health Care and Education Reconciliation Act of 2010," income from the Fund also may be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

   Dividends Received Deduction. A corporation that owns Common Shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Common Shares that are attributable to dividends received by the Fund (if any) from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

   If You Sell Shares. If you sell your Common Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Common Shares from the amount you receive in the transaction. Your tax basis in your Common Shares is generally equal to the cost of your Common Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Common Shares, such as to account for any distributions which are a return of capital as discussed above. Any loss realized upon a taxable disposition of the Common Shares may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date the original Common Shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the Common Shares acquired. In addition, the ability to deduct capital losses may otherwise be limited.

   For Common Shares purchased on or after January 1, 2011 (or, 2012, if the Common Shares are acquired in a reinvestment plan in 2011), the information statement you receive in regard to the sale or redemption of your Common Shares may contain information about your basis in the Common Shares and whether any gain or loss recognized by you should be considered long term or short term capital gain. The information reported to you is based upon rules that do not take into consideration all facts that may be known to you or your advisors. You should consult with your tax advisors about any adjustments that may need to be made to the information reported to you.

   Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets); however, the 20% rate will be reduced to 18% and the 10% rate will be reduced to 8% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Common Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Common Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), treats certain capital gains as ordinary income in special situations.

   A portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund generally will be taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualified dividends received by the Fund itself. The Fund does not expect to receive significant amounts of such dividend income. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

   Deductibility of Fund Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If the Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

   Investments in Certain Foreign Corporations. The Fund may invest a portion of its portfolio in Senior Loans of non-U.S. borrowers. Because of the nature of Senior Loans, there is an increased risk that a portion of the Senior Loans may be recharacterized as equity for U.S. federal income tax purposes. If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

   Backup Withholding. The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that such shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders under federal tax laws are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or credit against the shareholder's federal income tax liability if the appropriate information is provided to the Internal Revenue Service.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, except as described below, distributions received by a foreign investor from the Fund that are properly reported by such Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met.

   Distributions after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to or dispositions by (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of Common Shares by such persons may be subject to such withholding after December 31, 2014.

   Alternative Minimum Tax. As with any taxable investment, investors may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances.

   Further Information. The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein.

                                  UNDERWRITING

   Subject to the terms and conditions stated in an underwriting agreement, each
Underwriter named below, for which                                     is acting
as representative, has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.

                                                                     NUMBER OF
        UNDERWRITER                                                COMMON SHARES
        -----------                                                -------------

        ..........................................................
        ..........................................................
        ..........................................................
        ..........................................................
        ..........................................................
                                                                   -------------
        Total ....................................................
                                                                   =============


   The underwriting agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The Underwriters are obligated, severally and not jointly, to purchase all of the Common Shares sold under the underwriting agreement if any of the Common Shares are purchased. In the underwriting agreement, the Fund and the Advisor have agreed to indemnify the Underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make for any of those liabilities.

COMMISSIONS AND DISCOUNTS

   The Underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $ per Common Share. The sales load investors in the Fund will pay of $.90 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and the dealers may reallow, a discount not in excess of $ per Common Share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares
purchased on or before            , 2012.

   The following table shows the public offering price, estimated offering expenses, sales load and proceeds to the Fund. The information assumes either no exercise or full exercise by the Underwriters of their overallotment option.


                                                                       PER SHARE      WITHOUT OPTION     WITH OPTION
                                                                       ---------      --------------     -----------
   Public offering price..........................................       $20.00            $                 $
   Sales load.....................................................         $.90            $                 $
   Estimated offering expenses....................................         $.04            $                 $
   Proceeds, after expenses, to the Fund..........................       $19.06            $                 $


   The expenses of the offering are estimated at $.04 per Common Share and are payable by the Fund. The Fund has agreed to pay the Underwriters $ per Common Share for each Common Share purchased by the Underwriters, as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund for the partial reimbursement to the Underwriters will not
exceed      % of the total price to the public of the Common Shares sold in this offering. Offering expenses paid by the Fund may include reimbursement to the Advisor or its affiliates for expenses incurred in connection with the offering, including compensation to sales personnel for (i) coordinating the road show,
(ii) designing and coordinating the printing of marketing materials and (iii) participating in the road show by giving presentations at branch offices of the Underwriters. The Advisor has agreed to pay all organizational expenses and offering costs of the Fund (other than sales load) that exceed $.04 per Common Share.

OVERALLOTMENT OPTION

   The Fund has granted the Underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the Underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that Underwriter's initial amount reflected in the preceding table.

PRICE STABILIZATION, SHORT POSITIONS AND PENALTY BIDS

   Until the distribution of the Common Shares is complete, SEC rules may limit Underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

   If the Underwriters create a short position in the Common Shares in connection with the offering (i.e., if they sell more Common Shares than are listed on the cover of this prospectus), the representatives may reduce that short position by purchasing Common Shares in the open market. The representative also may elect to reduce any short position by exercising all or part of the overallotment option described above. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

   Neither the Fund nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the Underwriters makes any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

   The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the Underwriters, except for the sale of the Common Shares to the Underwriters pursuant to the underwriting agreement.

   The Fund anticipates that the Underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be Underwriters, and also may act as placement agent for issuers whose securities the Fund purchases in direct placement transactions. The Underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

   Common Shares will be sold so as to ensure that the NYSE distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

OTHER RELATIONSHIPS

   The Advisor (and not the Fund) has agreed to pay from its own assets to
an up-front fee in an amount equal to     % of the total price to the public of
the Common Shares sold in this offering. The total amount of these additional
compensation payments to                will not exceed     % of the total price
to the public of the Common Shares sold in this offering.

   The Advisor (and not the Fund) has agreed to pay to              , from its
own assets, a structuring fee for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Common Shares in the amount of $ . The structuring fee
paid to             will not exceed    % of the total public offering price of
the Common Shares sold in this offering.

    The Advisor (and not the Fund) has agreed to pay from its own assets to a marketing and structuring fee for advice relating to the design and structuring of, and marketing assistance with respect to, the Fund and the
distribution of its Common Shares in the amount of $    . The marketing and
structuring fee paid to will not exceed     % of the total price of the Common
Shares sold in this offering.

   The Advisor (and not the Fund) also may pay certain qualifying Underwriters a sales incentive, structuring fee or, alternatively, additional compensation in connection with this offering. The total amount of these payments will not
exceed    % of the total price to the public of the Common Shares sold in this offering.

   The total compensation received by the Underwriters from all sources (including the sales load and partial reimbursement of expenses) described will
not exceed    % of the total price to the public of the Common Shares sold in this offering. In addition, the sum total of all compensation to the Underwriters in connection with this public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will not
exceed in the aggregate    % of the total price to the public of the Common
Shares sold in this offering.

  The principal business address of                        is                  .

          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

   The custodian of the assets of the Fund is The Bank of New York Mellon, One Wall Street, New York, New York 10286. The Fund's transfer, shareholder services and dividend paying agent is BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an administration and accounting services agreement, BNY Mellon Investment Servicing (US) Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for these services, the Fund has agreed to pay The Bank of New York Mellon and BNY Mellon Investment Servicing (US) Inc. an annual fee, calculated
daily and payable on a monthly basis, of    % of the Fund's average net assets,
subject to decrease with respect to additional Fund net assets.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the
Underwriters by                   . Chapman and Cutler LLP and may rely as to
certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
Use of Proceeds................................................................2
Investment Objectives..........................................................2
Investment Restrictions........................................................3
Investment Policies and Techniques.............................................5
Additional Information About the Fund's Investments and Investment Risks.......7
Other Investment Policies and Techniques......................................22
Management of the Fund........................................................38
Investment Advisor............................................................48
Proxy Voting Policies and Procedures..........................................52
Portfolio Transactions and Brokerage..........................................53
Description of Shares.........................................................54
Certain Provisions in the Declaration of Trust and By-Laws....................56
Repurchase of Fund Shares; Conversion to Open-End Fund........................58
Net Asset Value...............................................................61
Federal Tax Matters...........................................................64
Performance Related and Comparative Information...............................69
Independent Registered Public Accounting Firm.................................71
Custodian, Administrator and Transfer Agent...................................72
Additional Information........................................................72
Report of Independent Registered Public Accounting Firm.......................73
Statement of Assets and Liabilities...........................................74

Appendix A   Ratings of Investments..........................................A-1

================================================================================

   Until              , 2012 (25 days after the date of this prospectus), all
dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.


                                           SHARES

                  FIRST TRUST DIVERSIFIED SHORT DURATION FUND

                                 COMMON SHARES
                                $20.00 PER SHARE



                                   ----------
                                   PROSPECTUS
                                   ----------




                                                , 2012

================================================================================

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                SUBJECT TO COMPLETION, DATED SEPTEMBER 20, 2012


                  FIRST TRUST DIVERSIFIED SHORT DURATION FUND
                      STATEMENT OF ADDITIONAL INFORMATION

     First Trust Diversified Short Duration Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

     This Statement of Additional Information relating to the common shares of beneficial interest of the Fund (the "Common Shares") is not a prospectus, but
should be read in conjunction with the Fund's Prospectus dated       , 2012 (the
"Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Prospectus prior to purchasing such Common Shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's (the "Commission") website (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

     This Statement of Additional Information is dated          , 2012.

                               TABLE OF CONTENTS

                                                                            PAGE
Use of Proceeds................................................................2
Investment Objectives..........................................................2
Investment Restrictions........................................................3
Investment Policies and Techniques.............................................5
Additional Information About the Fund's Investments and Investment Risks.......7
Other Investment Policies and Techniques......................................22
Management of the Fund........................................................38
Investment Advisor............................................................48
Proxy Voting Policies and Procedures..........................................52
Portfolio Transactions and Brokerage..........................................53
Description of Shares.........................................................54
Certain Provisions in the Declaration of Trust and By-Laws....................56
Repurchase of Fund Shares; Conversion to Open-End Fund........................58
Net Asset Value...............................................................61
Federal Tax Matters...........................................................64
Performance Related and Comparative Information...............................69
Independent Registered Public Accounting Firm.................................71
Custodian, Administrator and Transfer Agent...................................72
Additional Information........................................................72
Report of Independent Registered Public Accounting Firm.......................73
Statement of Assets and Liabilities...........................................74

Appendix A   Ratings of Investments..........................................A-1

                                USE OF PROCEEDS

     The net proceeds of the offering of Common Shares of the Fund will be
approximately $    ($   if the Underwriters exercise the overallotment option in
full) after payment of the estimated organizational expenses and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds of the offering in securities and other instruments that meet the investment objectives and policies within 45 to 60 days after completion of the offering. Pending such investment, it is anticipated that the net proceeds will be invested in cash or cash equivalents.

     First Trust Advisors L.P. ("First Trust Advisors" or the "Advisor") has agreed to pay (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses) that exceed $0.04 per Common Share of the Fund's offering price.

                             INVESTMENT OBJECTIVES

     The Fund's primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. Under normal market conditions, the Fund seeks to achieve these investment objectives by investing a majority of its assets in senior floating rate loans ("Senior Loans") and debt securities ("Fixed-Income Securities") that are rated below investment grade or unrated at the time of purchase. The Fund also may invest in investment grade Fixed-Income Securities and other Fixed-Income Securities including convertible bonds and preferred stock. The Fund's investment strategy seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less. The Fund may invest in individual securities having short-term, medium-term or long-term maturities; however, the blended duration will be short. There can be no assurance that the Fund's investment objectives will be achieved.

     Senior Loans are typically rated below investment grade and high yield Fixed-Income Securities, by definition, are rated below investment grade. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities are rated below "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies ("S&P"), or Fitch Ratings Ltd. ("Fitch"), below "Baa3" by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. See Appendix A to this Statement of Additional Information for further information about debt ratings.

     The Fund's investment objectives are considered fundamental and may not be changed without shareholder approval. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees of the Fund (the "Board of Trustees," and each member thereof, a "Trustee") without shareholder approval, provided that shareholders receive at least 60 days prior written notice of any change. When used with respect to particular shares of the Fund, a "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

     The Fund, as a fundamental policy, may not:

            (1) With respect to 75% of its total assets, purchase any securities, if as a result more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, securities issued by other investment companies and cash and cash items (including receivables) shall not be counted for purposes of this limitation.

            (2) Purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers (as defined below) and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

            (3) Borrow money, except as permitted by the Investment Company Act of 1940, as amended, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order.

            (4) Issue senior securities, as defined in the Investment Company Act of 1940, as amended, other than: (i) preferred shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%; or (iii) the borrowings permitted by investment restriction (3) above.

            (5) Make loans of money or property to any person, except for obtaining interests in senior floating rate loans in accordance with its investment objectives, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements, or pursuant to a Securities and Exchange Commission rule or exemptive order.

            (6) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in certain cases when disposing of its portfolio investments.

            (7) Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under loan agreements, bankruptcy or reorganization, or pursuant to a Securities and Exchange Commission rule or exemptive order, and except to the extent the interests in senior floating rate loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

     For purposes of fundamental investment restriction numbers (1) and (2) above, the Fund treats the Lender (as defined below) selling a participation and any persons interpositioned between the Lender and the Fund as an issuer.

     Except as noted above, the foregoing fundamental investment policies, together with the investment objectives of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares voting as a single class. Under the 1940 Act. a "majority of the outstanding voting securities" means the vote of: (1) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy; or (2) more than 50% of the Fund's shares, whichever is less.

NON-FUNDAMENTAL INVESTMENT POLICIES

     In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental policies, which may be changed by the Board of Trustees:

            (1) The Fund may invest up to 100% of its Managed Assets in Senior Loans and high yield Fixed-Income Securities, but no more than 10% of its Managed Assets may be invested in securities rated "CCC" or lower by S&P or Fitch, or "Caa" or lower by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase.

            (2) The Fund may invest up to 20% of its Managed Assets in investment grade Fixed-Income Securities.

            (3) The Fund may also invest up to 20% of its Managed Assets in securities issued by non-U.S. companies.

            (4) The Fund may invest up to 50% of its Managed Assets in securities that, at the time of purchase, are illiquid.

            (5) The Fund may invest up to 20% of its Managed Assets in distressed securities.

            (6) The Fund will not invest more than 5% of its Managed Assets in securities issued by a single issuer, other than securities issued by the U.S. government or money market funds.


     The Fund does not have a minimum holding period for its investments and may engage in the trading of securities for the purpose of realizing short-term profits. Moreover, it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances.

     The foregoing restrictions and limitations apply only at the time of purchase of securities, and the percentage limitations are not considered to be violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated. For purposes of determining whether a security is rated "CCC" (or its equivalent), the highest available rating will be used. For purposes of determining whether a security is below investment grade, the lowest available rating will be used.

     Percentage limitations described in this Statement of Additional Information are as of the time of investment by the Fund and could from time to time be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.

                       INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Fund's Prospectus.

     Temporary Investments and Defensive Position. During the period where the net proceeds of this offering of Common Shares, the issuance of Preferred Shares, if any, and/or Borrowings are being invested or during periods in which the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash, cash equivalents or other securities. The Advisor's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so generally will occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objectives.

      Cash and cash equivalents are defined to include, without limitation, the following:

            (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business

     Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States;
     (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

            (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation ("FDIC") regulations, the maximum insurance payable as to any one certificate of deposit is $250,000, therefore, certificates of deposit purchased by the Fund may not be fully insured.

            (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund's policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the
     Fund at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a NRSRO and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

            (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

            (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

            (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.

             ADDITIONAL  INFORMATION ABOUT THE FUND'S INVESTMENTS AND
                                INVESTMENT RISKS

SENIOR LOANS

     Senior Loans are typically arranged through private negotiations between a borrower ("Borrower") and several lenders ("Lenders") represented in each case by one or more Lenders acting as agent of the several Lenders (the "Agent"). On behalf of the several Lenders, the Agent, which is frequently the entity that originates the Senior Loan and invites the other parties to join the lending syndicate, will be primarily responsible for negotiating the Senior Loan agreements that establish the relative terms, conditions and rights of the Borrower and the several Lenders (the "Loan Agreements"). The co-agents, on the other hand, are not responsible for administration of a Senior Loan, but are part of the initial group of Lenders that commit to providing funding for a Senior Loan once the Borrower and an Agent negotiate and agree on material terms. In large transactions, it is common to have several Agents; however, one Agent typically has primary responsibility for documentation and administration of the Senior Loan. The Fund will not act as an Agent in a transaction. The Agent is required to administer and manage the Senior Loan and to service or monitor the collateral. The Agent also is responsible for the collection of principal and interest and fee payments from the Borrower and the apportionment of these payments to the credit of all Lenders which are parties to the Loan Agreement. The Agent is generally responsible for monitoring compliance by the Borrower with the restrictive covenants in the Loan Agreement and of notifying the Lenders of any adverse change in the Borrower's financial condition. In addition, the Agent generally is responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing the Senior Loan.

     Lenders generally rely on the Agent to collect their portion of the payments on the Senior Loan and to use appropriate creditor remedies against the Borrower. Typically, under Loan Agreements, the Agent is given broad discretion in enforcing the Loan Agreement. The Borrower compensates the Agent for these services. Compensation may include special fees paid on structuring and funding the Senior Loan and other fees paid on a continuing basis. The precise duties and rights of an Agent are defined in the Loan Agreement.

     When the Fund is an Agent, it has, as a party to the Loan Agreement, a direct contractual relationship with the Borrower and, prior to allocating portions of the Senior Loan to Lenders, if any, assumes all risks associated with the Senior Loan. The Agent may enforce compliance by the Borrower with the terms of the Loan Agreement. Agents also have voting and consent rights under the applicable Loan Agreement. Action subject to Agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan, which percentage varies depending on the relevant Loan Agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing all or substantially all of the collateral therefor, frequently require the consent of all Lenders affected.

     Each Lender in a Senior Loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the Borrower. Generally, Loan Agreements will hold the Fund, as Agent, liable for any action taken or omitted constituting gross negligence or willful misconduct. In the event of a Borrower's default on a loan, the Loan Agreements generally provide that the Lenders do not have recourse against the Agent. Instead, Lenders will be required to look to the Borrower for recourse.

     Acting in the capacity of an Agent in a Senior Loan may subject the Fund to certain risks in addition to those associated with the Fund's role as a Lender. An Agent is charged with the above described duties and responsibilities to Lenders and Borrowers subject to the terms of the Loan Agreement. Failure to adequately discharge responsibilities in accordance with the standard of care set forth in the Loan Agreement may expose the Fund to liability for breach of contract. If a relationship of trust is found between the Agent and the Lenders, the Agent will be held to a higher standard of conduct in administering the loan.

     Lending Fees. In the process of buying, selling and holding Senior Loans the Fund may receive, and be required to pay, certain fees and commissions. These fees are in addition to interest payments received and may include any or a combination of the following elements: arrangement fees, assignment fees, facility fees, commitment fees, letter of credit fees, ticker fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee.

Arrangement fees are paid by a borrower at the commencement of a Senior Loan as compensation for the initiation of the transaction. An assignment fee may be paid when a Senior Loan is assigned to another party. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. Letter of credit fees are paid if a Senior Loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until Senior Loan closing if for an extended period. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees. The fees are negotiated at the time of transaction.

     Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a Loan Agreement. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Senior Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. The free cash flow shall be applied to prepay the Senior Loan in an order of maturity described in the loan documents. A breach of a covenant which is not waived by the Agent, or by the Lenders directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Lenders directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Lender in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a participation, the agreement between the buyer and seller may limit the rights of the holder of a Senior Loan to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

     Administration of Loans. The Agent typically administers the terms of the Loan Agreement. In these cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the Borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement. Compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis.

     A financial institution's appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the settlement of open contracts in Senior Loans could be subject to contest, potentially causing the Fund to incur certain costs and delays in realizing payments. In situations involving other intermediate participants similar risks may arise.

     Prepayments. Senior Loans may require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow or asset sales. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by, among other factors, general business conditions, the financial condition of the Borrower and competitive conditions among Lenders. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

     Other Information Regarding Senior Loans. The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund also may invest in Senior Loans of Borrowers who have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

     To the extent that collateral consists of the stock of the Borrower's subsidiaries or other affiliates, the Fund will be subject to the risk that this stock will decline in value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or fully secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that the guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when the stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of the securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans.

     If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the Senior Loan to the interests of the Borrower's unsecured creditors. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Senior Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, it is unlikely that the Fund would be able to recover the full amount of the principal and interest due on the Senior Loan.

     Senior Loans generally hold the most senior position in the capital structure of a business entity. Their secured position in a Borrower's capital structure typically provides the holder of a Senior Loan with the first right to cash flows and/or proceeds from the sale of collateral in the event of liquidation after default. In order of priority, Senior Loans are typically repaid before unsecured senior loans, unsecured senior bonds, subordinated debt, trade creditors, and preferred and common stockholders. However, these factors do not assure full payment of principal or interest, and delays or limitations may result in the event of bankruptcy.

     Senior Loans are floating rate instruments which are issued at a fixed spread over some pre-defined base rate. The spread is set at the time the loan is originated, and is typically referenced to the London Inter-Bank Offered Rate ("LIBOR") but also can be referenced to the rate on certificates of deposit or the Prime Rate. The spread at the time of origination of a loan is a function of several factors, including credit quality of the issuer, the structure of the individual deal, and the general market conditions at the time of the origination. As conditions change, the required spreads that market participants demand from a specific borrower, or industry, may change and could result in required spreads narrowing or widening for all corporate credits. It should be noted that since most corporate loans may be pre-paid at par without penalty, should general market spreads narrow, there is a high probability that the Borrower would choose to refinance at a lower spread. Should an existing loan be refinanced at a lower rate, or should there be a decrease in credit spreads in the corporate loan market in general or for a particular industry, it is expected there will be a decrease in portfolio income and a decrease in overall portfolio return. The use of leverage in the portfolio will increase the impact of the decreased income due to spread compression. Senior Loans also may incorporate pre-determined "step-ups" where the spread increases by some specified amount if the credit quality of the issuer deteriorates and "step-downs" where the spread increases if the credit quality of the borrower improves. Should credit quality decline, and the step-up be triggered, the coupon income associated with loans to this borrower will increase. Similarly, should a borrower's credit quality improve and the step-down become operative, investor income will decrease due to the decrease in income associated with that particular borrower.

     Senior Loans are direct obligations of corporations or other business entities and are arranged by banks or other commercial lending institutions and made generally to finance internal growth, mergers, acquisitions, stock repurchases, and leveraged buyouts. Under certain interests in Senior Loans, the Fund may have an obligation to make additional loans upon demand by the Borrower. The Fund intends to reserve against contingent obligations by segregating sufficient assets or borrowing to cover the obligations.

     Senior Loans, unlike certain bonds, usually do not have call protection. This means that investments comprising the Fund's portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty.

FIXED-INCOME SECURITIES

     The Fixed-Income Securities in which the Fund may invest may provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Certain Fixed-Income Securities are "perpetual" in that they have no maturity date. Certain Fixed-Income Securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation.

     The Fund will invest in Fixed-Income Securities that are typically rated below investment grade at the time of purchase. In light of the risks of below investment grade Fixed-Income Securities, as discussed below, the Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's operating history, financial resources and its sensitivity to economic conditions and trends, the market support for the facility financed by the issue (if applicable), the perceived ability and integrity of the issuer's management and regulatory matters.

     Fluctuations in the prices of Fixed-Income Securities may be caused by, among other things, the supply and demand for similarly rated debt instruments. In addition, the prices of Fixed-Income Securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of Fixed-Income Securities subsequent to their acquisition will not affect cash income from such Fixed-Income Securities but will be reflected in the Fund's net asset value.

BELOW INVESTMENT GRADE DEBT INSTRUMENTS

     The Fund will invest in Senior Loans and Fixed-Income Securities that are rated below investment grade, or "high yield." These below investment grade debt instruments may become the subject of bankruptcy proceedings or otherwise subsequently default as to the repayment of principal and/or payment of interest. The value of these securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of below investment grade debt instruments are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers generally are more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments. Below investment grade debt instruments tend to be less liquid than higher grade debt instruments.

     Investing in below investment grade debt instruments involves additional risks than investment-grade debt instruments. Below investment grade debt instruments are securities rated below "BBB-" by S&P or Fitch, below "Baa3" by Moody's or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. When prevailing economic conditions cause a narrowing of the spreads between the yields derived from below investment grade or comparable debt instruments and those derived from higher rated issues, the Fund may invest in higher rated debt instruments which provide similar yields but have less risk. In addition, the Fund may be forced to buy higher rated, lower yielding debt instruments, which would decrease the Fund's return, if issuers redeem their below investment grade debt instruments at a higher than expected rate. Changes in economic or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on securities rated below investment grade than is the case with higher grade securities.

     The Fund may only invest up to 10% of its Managed Assets in securities rated "CCC" or lower by S&P or Fitch, or "Caa" or lower by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality at the time of purchase. Below investment grade debt instruments tend to offer higher yields than higher rated debt instruments with the same maturities because the historical financial condition of the issuers of the securities may not have been as strong as that of other issuers. Since below investment grade debt instruments generally involve greater risk of loss of income and principal than higher rated debt instruments, investors should consider carefully the relative risks associated with investments in below investment grade debt instruments. Investment in these securities is a long-term investment strategy and, accordingly, investors in the Fund should have the financial ability and willingness to remain invested for the long-term.

     The Fund will perform its own investment analysis and rating assignment, and will not rely principally on the ratings assigned by the rating services, although these ratings will be considered. A description of corporate bond ratings is contained in Appendix A to this Statement of Additional Information. Ratings of securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Therefore, the financial history, the financial condition, the prospects and the management of an issuer, among other things, also will be considered in selecting securities for the Fund's portfolio. Since some issuers do not seek ratings for their securities, non-rated securities also will be considered for investment by the Fund only when it is determined that the financial condition of the issuers of the securities and/or the protection afforded by the terms of the securities themselves limit the risk to the Fund to a degree comparable to that of rated securities that are consistent with the Fund's objectives and policies.

     Risks Relating To Investing In Below Investment Grade Debt Instruments. Senior Loans and high yield Fixed-Income Securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Below investment grade or similar unrated debt instruments are more likely to react to developments affecting market and credit risk than are more highly rated debt instruments, which react primarily to movements in the general level of interest rates. Both credit risk and market risk will be considered in making investment decisions for the Fund. The achievement of its investment objectives may be more dependent on the Fund's own credit analysis and rating assignment than is the case for higher quality securities.

     Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition, the secondary market for below invesment grade debt instruments, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated debt instruments. Under adverse market or economic conditions, the secondary market for below investment grade debt instruments could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if the securities were widely traded. Prices realized upon the sale of below investment grade debt instruments, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Under circumstances where the Fund owns the majority of an issue, market and credit risks may be greater. Moreover, from time to time, it may be more difficult to value below investment grade debt instruments than more highly rated debt instruments.

     In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Fund will attempt to reduce these risks through diversification of the portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

     Since investors generally perceive that there are greater risks associated with below investment grade debt instruments of the type in which the Fund may invest, the yields and prices of these debt instruments may tend to fluctuate more than those for higher rated debt instruments. In the lower quality segments of the Senior Loan and Fixed-Income Securities markets, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality Fixed-Income Securities.

     Below investment grade or unrated debt instruments also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

MORTGAGE-BACKED SECURITIES

     The Fund may invest in mortgage-backed securities ("MBS"), including the principal categories of securities described below.

     Agency MBS. Agency MBS are securities that represent participations in, are secured by or are payable from, mortgage loans secured by real residential property. Agency MBS include the following:

     o Agency Mortgage Pass-through Certificates. The agency mortgage pass-through certificates in which the Fund may invest include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

         These mortgage pass-through certificates provide for the pass-through to investors of their pro rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying loans. GNMA, FNMA and FHLMC guarantee timely distributions of interest and principal to shareholders.

        GNMA is a wholly-owned corporate instrumentality of the U.S. Department of Housing and Urban Development. The full faith and credit of the U.S. government is pledged to payment of all amounts that may be required to be paid under GNMA's guaranty. FNMA and FHLMC were formed as federally chartered and privately owned corporations created pursuant to the Federal National Mortgage Association Charter Act of 1938 and the Emergency Home Finance Act of 1970, respectively. The obligations of FNMA and FHLMC were obligations solely of those respective corporations, and were not historically deemed to be backed by the full faith and credit of the U.S. government.

        Subsequent to June 30, 2008, there were increased market concerns about FNMA and FHLMC's ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the U.S. government. In September 2008, FNMA and FHLMC were placed into the conservatorship of the Federal Housing Finance Agency, their federal regulator ("FHFA"), pursuant to its powers under The Federal Housing Finance Regulatory Reform Act of 2008, a part of the Housing and Economic Recovery Act of 2008. As the conservator of FNMA and FHLMC, the FHFA controls and directs the operations of FNMA and FHLMC and may (i) take over the assets of and operate FNMA and FHLMC with all the powers of the shareholders, the directors and the officers of FNMA and FHLMC and conduct all business of FNMA and FHLMC; (ii) collect all obligations and money due to FNMA and FHLMC; (iii) perform all functions of FNMA and FHLMC which are consistent with the conservator's appointment; (iv) preserve and conserve the assets and property of FNMA and FHLMC; and

        (v) contract for assistance in fulfilling any function, activity, action or duty of the conservator.

        In addition to FHFA becoming the conservator of FNMA and FHLMC, the Treasury and FHFA entered into Preferred Stock Purchase Agreements (PSPAs) between the Treasury and FNMA and FHLMC pursuant to which the Treasury will ensure that each of FNMA and FHLMC maintains a positive net worth. On December 24, 2009, the U.S. Treasury amended the terms of the U.S. Treasury's PSPAs with FNMA and FHLMC to remove the $200 billion per institution limit established under the PSPAs until the end of 2012. The U.S. Treasury also amended the PSPAs with respect to the requirements for FNMA and FHLMC to reduce their portfolios.

     o Agency Collateralized Mortgage Obligations ("Agency CMOs"). Agency CMOs are debt obligations issued by GNMA, FNMA or FHLMC. Collateralized Mortgage Obligations ("CMOs") are backed by mortgage pass-through certificates (discussed above) and are evidenced by a series of bonds or certificates issued in multiple "classes." The principal and interest on the underlying mortgage assets may be allocated among the several classes of a series of CMOs in many ways.

        In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several tranches of a series of a CMO in many ways. As a result of this allocation process, certain tranches of a CMO may have more predictable cash flows, while the cash flows of other tranches may be less predictable. CMO tranches with less predictable cash flows will generally exhibit more volatile market prices and yields. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable interest rate such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.

        Agency CMOs issued after 1991 have generally elected to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment

        Conduit (a "REMIC"). A Non-Agency issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     Stripped Mortgage-Backed Securities. The Fund also may invest in stripped mortgage-backed securities ("Stripped Mortgage-Backed Securities"). Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of securities, known as an interest-only or IO security, and all of the principal is distributed to holders of another type of security known as a principal-only or PO security. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     Non-Agency RMBS. The Fund may invest in debt obligations issued by private originators or issuers in residential mortgage loans ("Non-Agency RMBS"). Non-Agency RMBS generally are issued as CMOs, and are backed by pools of whole mortgage loans or by mortgage pass-through certificates.

      Non-Agency RMBS generally are securitized in senior/subordinated structures, or structured with one or more of the types of credit enhancement described below under "Credit Support." In senior/subordinated structures, the senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors, who assume the first losses if there are defaults on the underlying loans.

     CMBS. The Fund may invest in multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties, hotels and motels, nursing homes and medical facilities ("CMBS"). Assets underlying CMBS may relate to many properties, only a few properties, or to a single property. Each commercial mortgage loan that underlies a CMBS has certain distinct characteristics.

     Commercial mortgage loans are sometimes non-amortizing and often not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan, the sale of the property or the contribution of additional capital.

     Unlike most single family residential mortgages, commercial real estate loans often contain provisions that substantially reduce the likelihood that they will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

     Changing real estate markets may adversely affect both the value of the underlying collateral and the borrower's ability to meet contractual obligations, either of which may lead to delinquencies, defaults, modifications or foreclosure that in turn may lead to the realization of losses in CMBS.

     CMBS have been issued in public and private transactions by a variety of public and private issuers. The Fund may from time to time purchase CMBS directly from issuers in negotiated or non-negotiated transactions or from a holder of such CMBS in the secondary market.

      Commercial mortgage securitizations generally are senior/subordinated structures. The senior class investors have greater protection against potential losses on the underlying mortgage loans or assets than the subordinated class investors who take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all of the classes including the subordinated classes, may include issuer guarantees, additional subordinated securities, cross-collateralization, overcollateralization and the equity in the underlying properties.

     Other MBS. Other MBS, which will be mortgage-related assets, are collateralized by pools of assets such as home equity loans and lines of credit. Other MBS include pools of loans generally secured by property and other forms of residential dwellings such as manufactured housing and by loans used to finance the building and establishment of franchise businesses. Other MBS include securities secured by second liens on residential property, commonly referred to as "home equity loans" and "home equity lines-of-credit."

     Credit Support. Many of the Non-Agency RMBS, CMBS and Other MBS in which the Fund may invest are issued in a senior/subordinated structure. In these structures, the senior class investors have greater protection against potential losses on the underlying loans or assets than do the subordinated class investors. In senior/subordinated structures, Non-Agency RMBS, CMBS and Other MBS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of a failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Fund pays for a security.

FOREIGN SECURITIES

     The Fund may invest in securities issued by non-U.S. companies which may involve certain risks. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls, and the seizure or nationalization of foreign deposits. Such securities also may be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer or the U.S. Government. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of confiscatory taxation and diplomatic developments which could affect investment. In many instances, foreign Fixed-Income Securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. These securities may be less liquid than securities of U.S. issuers, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of these securities.

     Investing in the fixed-income markets of developing or emerging market countries involves exposure to economies that are generally less diverse and mature and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging market countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities may be greater with respect to investments in developing or emerging market countries and are certainly greater with respect to investments in the securities of financially and operationally troubled issuers.

     Additional costs could be incurred in connection with the Fund's international investment activities. Foreign countries may impose taxes on income on foreign investments. Foreign brokerage commissions are generally higher than U.S. brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

ILLIQUID SECURITIES

     The Fund may invest up to 50% of its Managed Assets in illiquid securities. Illiquid securities also include repurchase agreements that have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable either within or outside the United States. The Advisor will monitor the liquidity of restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register the restricted securities to dispose of them resulting in additional expense and delay. Adverse market conditions could impede the public offering of securities.

     Over time, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES

     The Fund may invest in pay-in-kind and deferred payment securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that pay no or a reduced rate of interest until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Holders of certain of these types of securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the deferred payment portion of bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals. The Fund also may buy loans that provide for the payment of additional income if certain operational benchmarks are achieved by the Borrower that is to be paid on a deferred basis at an uncertain future date.

     In addition to the above described risks, there are certain other risks related to investing in pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for the securities may become even less liquid. In addition, as these securities may not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to these securities.

OTHER INVESTMENT COMPANIES

     The Fund may invest its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds, that invest primarily in securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its Managed Assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the Fund may invest directly. For instance, the Fund may purchase a synthetic composite of performance of the leveraged loan market through credit derivatives based on widely traded leveraged, or high yield, loans. The Fund generally expects that it may invest in other investment companies and/or pooled investment vehicles or similar indices either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares and/or Borrowings, or during periods when there is a shortage of attractive securities of the types in which the Fund may invest in directly available in the market. As an investor in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. The Fund's Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in the investment company relative to available securities of the types in which the Fund may invest directly. In addition, the securities of other investment companies also may be leveraged and therefore will be subject to the same leverage risks described herein. As described in the section entitled "Risks--Leverage Risk" in the Prospectus, the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. The Fund will treat its investments in such investment companies as investments in Senior Loans and Fixed-Income Securities, as applicable, for all purposes, such as for purposes of determining compliance with the requirement set forth above that up to 100% of the Fund's Managed Assets be invested under normal market circumstances in Senior Loans and high yield Fixed-Income Securities.

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

STRATEGIC TRANSACTIONS

     The Fund may, but is not required to, enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from the use of leverage by the Fund, to facilitate portfolio management and mitigate risks, including interest rate, currency and credit risks. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. Certain of these hedging and strategic transactions involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses.

     Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" recognized but unrealized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities.

     The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on currencies, securities, energy-related commodities, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors, collars or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Fund may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the Fund's investment objectives and are permissible under applicable regulations governing the Fund.

     The Fund expects to enter into these Strategic Transactions to seek to preserve a return on a particular investment or portion of its portfolio, and also may enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. The Fund also may engage in Strategic Transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the

Fund would employ any of the hedging and risk management techniques described below. The successful utilization of Strategic Transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund will incur brokerage and other costs in connection with its Strategic Transactions.

     Options. The Fund may purchase and write (sell) call and put options on any securities, securities indices and currencies. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of the portfolio securities and against increases in the cost of securities to be acquired.

     A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

     All call and put options written by the Fund will be covered. A written call option or put option may be covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

     The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

     The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

     The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Advisor will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Board of Trustees.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. The Fund will not enter into Futures Contracts which are prohibited under the Commodity Exchange Act and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the CFTC.

     Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. Margin is the amount of funds equal to a specified percentage of the current market value of the contract that must be deposited by the Fund with its custodian in the name of the futures commodities merchant in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the

Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the futures contract based on the contract price established at the end of the day for settlement purposes.

     In entering into futures contracts, the Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position. On other occasions, the Fund may take a "long" position by purchasing futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

     Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract and the Fund may not be able to realize a gain in the value of its future position or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or, if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

     While futures contracts on securities will usually be liquidated through offsetting transactions prior to the settlement date, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. Some futures contracts are settled by physical delivery of the underlying financial instrument. For example, at the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs. Other futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

     Margin Requirements for Futures Contracts and Associated Risks. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily net asset value, the Fund will mark to market the current value of its open futures contract. The Fund expects to earn interest income on its margin deposits.

     Because of the low margin deposits required, futures contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Risks Associated with Futures Contracts and Options on Futures Contracts. While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

     Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

     Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, in certain circumstances such as during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price and, thus, expose the Fund to a potential loss. For instance, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under circumstances such as where trading is halted on securities accounting for at least 50% of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10%, 20% and 30%. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances, such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market. Commodity exchanges also may establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

     Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

     As further discussed in this Statement of Additional Information, transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

     Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the Commission and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the Commission and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

     General Limitations on Futures and Options Transactions. The Fund will engage in futures and related options transactions either for bona fide hedging or for other purposes as permitted by the CFTC. These purposes may include using futures and options on futures as a substitute for the purchase or sale of securities to increase or reduce exposure to particular markets. The Fund relies on a CFTC rule which provides for an exclusion for the Fund from the definition of commodity pool operator ("CPO"). The Advisor has also relied on another CFTC rule which provides an exclusion from the definition of commodity trading advisor ("CTA") for persons which are excluded from the CPO definition as described above and whose commodity interest advisory activities are solely incidental to the operation of the Fund. As a result of these exclusions, neither the Advisor nor the Fund have been subject to registration or regulation as a CTA or CPO, as applicable. However, the CFTC has adopted rule amendments which would require operators of registered investment companies to either limit such investment companies' use of futures, options on futures and swaps or submit to dual regulation by the CFTC and the SEC. The rule amendments limit transactions in commodity futures, commodity option contracts and swaps for non-hedging purposes by either (a) limiting the aggregate initial margin and premiums required to establish non-hedging commodities positions to not more than 5% of the liquidation value of the Fund's portfolio after taking into account unrealized profits and losses on any such contract or (b) limiting the aggregate net notional value of non-hedging commodities positions to not more than 100% of the liquidation value of the Fund's portfolio after taking into account unrealized profits and losses on such positions. Upon the effective compliance date of the amended rules, the Advisor intends to either claim an exclusion from the definition of a CPO with respect to the Fund under the amended rules or, if required, register as a CPO with the CFTC. The Fund reserves the right to engage in transactions involving futures, options thereon and swaps to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies.

     Swap Agreements. The Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates (as further discussed below), commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the Commission. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Interest Rate Swaps, Collars, Caps and Floors. The Fund may enter into interest rate swaps or total rate of return swaps or purchase or sell interest rate caps or floors. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest (e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments). For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio with an interest rate redetermination period of one-year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one-year for an obligation to make payments that readjust monthly. This would enable the Fund to offset a decline in the value of the Senior Loan due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

     The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling the interest rate floor.

     In circumstances in which the Advisor anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

     The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Advisor's ability to predict correctly the direction and extent of movements in interest rates.

     Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Advisor's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.

     Because these hedging transactions are entered into for good-faith risk management purposes, the Advisor and the Fund believe these obligations do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis (i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange ("NYSE") or other entities determined by the Advisor, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Advisor believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

     The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisor is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. Credit derivative transaction exposure will be attained through the use of derivatives and through credit default swap transactions and credit linked securities, as discussed below.

     Credit Default Swap Agreements. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement.

     Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risks, each as further described below. Moreover, if the Fund is a buyer, it will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to the risks of leverage since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

     Structured Notes and Related Instruments. The Fund may invest in "structured" notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an "embedded" index), such as selected securities or debt investments, an index of such, or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. The terms of structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. As a result, a relatively small decline in the value of a referenced Senior Loan or basket of Senior Loans could result in a relatively large loss in the value of a structured note.

     Currency Exchange Transactions. The Fund may enter into currency exchange transactions to hedge the Fund's exposure to foreign currency exchange rate risk to the extent the Fund invests in non-U.S. denominated securities of non-U.S. issuers. The Fund's currency transactions will be limited to portfolio hedging involving portfolio positions. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

            (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Advisor's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the Advisor's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the
     Fund had not hedged its portfolio holdings.

            (2) Credit/Counterparty Risk. Credit risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

            (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Advisor's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Advisor's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

            (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

            (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

            (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the over-the-counter derivatives market takes place among the over-the-counter dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for over-the-counter derivative instruments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15-45 days of the trade date. On such transactions, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. Beginning on the date the Fund enters into a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund is required under rules of the Commission to maintain in a separate account liquid assets, consisting of cash, cash equivalents or liquid securities having a market value at all times of at least equal to the amount of the commitment. Income generated by any such assets which provide taxable income for U.S. federal income tax purposes is includable in the taxable income of the Fund. The Fund may enter into contracts to purchase securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within sixty days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because at the time of delivery the market value may be less than cost.

LENDING OF PORTFOLIO SECURITIES

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities in any amount to brokers, dealers and financial institutions, provided that loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on the securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of the loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

     Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of its rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund may pay reasonable finders, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

LEGISLATION RISK

     At any time after the date of this Statement of Additional Information, legislation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on entities in which the Fund invests. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the assets held in the Fund to achieve their business goals, and hence, for the Fund to achieve its investment objectives.

PORTFOLIO TRADING AND TURNOVER RATE

     Portfolio trading will be undertaken as determined by the Advisor. There are no limits on the rate of portfolio turnover. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may also result in the Fund's recognition of gains that will increase the Fund's tax liability and thereby lower the after-tax dividends of the Fund. A high portfolio turnover may also increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's common shareholders. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances. See "Federal Tax Matters" in the Fund's Prospectus and in this Statement of Additional Information.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The general supervision of the duties performed for the Fund under the Investment Management Agreement is the responsibility of the Board of Trustees. There are five Trustees of the Fund, one of whom is an "interested person" (as the term is defined in the 1940 Act) ("Interested Trustee") and four of whom are Trustees who are not officers or employees of First Trust Advisors, which is the investment advisor to the Fund, or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Fund's officers and hire the Fund's investment advisor and other service providers. The Board of Trustees is divided into three classes: Class I, Class II and Class
III. In connection with the organization of the Fund, each Trustee has been elected for one initial term, the length of which depends on the class, as more fully described below. Subsequently, the Trustees in each class will be elected to serve for a term expiring at the third succeeding annual shareholder meeting subsequent to their election at an annual meeting, in each case until their respective successors are duly elected and qualified, as described below. Mr. James A. Bowen is an Interested Trustee due to his position as Chief Executive Officer of First Trust Advisors. The officers of the Fund manage the day-to-day operations and are responsible to the Board of Trustees. The officers of the Fund serve indefinite terms. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                    THE FIRST
                                                      TERM OF OFFICE(2)                               TRUST             OTHER
                                    POSITION            AND YEAR FIRST                             FUND COMPLEX     DIRECTORSHIPS
                                   AND OFFICES            ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY         HELD BY
NAME, ADDRESS AND DATE OF BIRTH     WITH FUND             APPOINTED      DURING THE PAST 5 YEARS     TRUSTEE           TRUSTEE

Trustee who is an Interested
Person of the Fund
----------------------------

James A. Bowen(1)               Chairman of the      o Class III (3)(4)  Chief Executive Officer  96 Portfolios   None
120 East Liberty Drive,         Board and Trustee                        (December 2010 to
  Suite 400                                                              Present), President
Wheaton, IL 60187                                    o 2012              (until December 2010),
D.O.B.: 09/55                                                            First Trust Advisors
                                                                         L.P. and First Trust
                                                                         Portfolios L.P.;
                                                                         Chairman of the
                                                                         Board of Directors,
                                                                         BondWave LLC (Software
                                                                         Development
                                                                         Company/Investment
                                                                         Advisor) and
                                                                         Stonebridge Advisors
                                                                         LLC  (Investment
                                                                         Advisor)

Independent Trustees
----------------------------

Richard E. Erickson             Trustee              o Class II (3)(4)   Physician; President,    96 Portfolios   None
c/o First Trust Advisors L.P.                                            Wheaton Orthopedics;
120 East Liberty Drive,                                                  Co-owner and
  Suite 400                                          o 2012              Co-Director (January
Wheaton, IL 60187                                                        1996 to May 2007),
D.O.B.: 04/51                                                            Sports Med Center for
                                                                         Fitness; Limited
                                                                         Partner, Gundersen Real
                                                                         Estate Limited
                                                                         Partnership; Member,
                                                                         Sportsmed LLC

Thomas R. Kadlec                Trustee              o Class II (3)(4)   President (March 2010    96 Portfolios   Director of ADM
c/o First Trust Advisors L.P.                                            to Present), Senior                      Investor Services,
120 East Liberty Drive,                              o 2012              Vice President and                       Inc. and ADM
  Suite 400                                                              Chief Financial                          Investor Services
Wheaton, IL 60187                                                        Officer (May 2007                        International
D.O.B.: 11/57                                                            to March 2010),
                                                                         Vice President
                                                                         and Chief Financial
                                                                         Officer (1990 to
                                                                         May 2007), ADM
                                                                         Investor Services, Inc.
                                                                         (Futures Commission
                                                                         Merchant)

Robert F. Keith                 Trustee              o Class I (3)(4)    President (2003 to       96 Portfolios   Director of Trust
c/o First Trust Advisors L.P.                                            Present), Hibs                           Company of
120 East Liberty Drive,                              o 2012              Enterprises (Financial                   Illinois
  Suite 400                                                              and Management
Wheaton, IL 60187                                                        Consulting)
D.O.B.: 11/56

Niel B. Nielson                 Trustee              o Class III (3)(4)  President and Chief      96 Portfolios   Director of
c/o First Trust Advisors L.P.                                            Executive Officer, Dew                   Covenant Transport
120 East Liberty Drive,                              o 2012              Learning LLC (July 2012                  Inc.
  Suite 400                                                              to Present); President
Wheaton, IL 60187                                                        (June 2002 to July
D.O.B.: 03/54                                                            2012), Covenant College


                                       39


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                    THE FIRST
                                                      TERM OF OFFICE(2)                               TRUST             OTHER
                                    POSITION            AND YEAR FIRST                             FUND COMPLEX     DIRECTORSHIPS
                                   AND OFFICES            ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY         HELD BY
NAME, ADDRESS AND DATE OF BIRTH     WITH FUND             APPOINTED      DURING THE PAST 5 YEARS     TRUSTEE           TRUSTEE

Officers of the Fund

Mark R. Bradley                 President and Chief  o Indefinite term   Chief Financial Officer  N/A             N/A
120 East Liberty Drive          Executive Officer                        and Chief Operating
  Suite 400                                                              Officer (December 2010
Wheaton, IL 60187                                    o 2012              to Present), First
D.O.B.: 11/57                                                            Trust Advisors L.P. and
                                                                         First Trust Portfolios
                                                                         L.P.; Chief Financial
                                                                         Officer, BondWave LLC
                                                                         (Software Development
                                                                         Company/Investment
                                                                         Advisor) and
                                                                         Stonebridge Advisors
                                                                         LLC (Investment
                                                                         Advisor)

James M. Dykas                  Treasurer, Chief     o Indefinite term   Controller (January      N/A             N/A
120 East Liberty Drive          Financial Officer                        2011 to Present),
  Suite 400                     and Chief            o 2012              Senior Vice President
Wheaton, IL 60187               Accounting                               (April 2007 to January
D.O.B.: 01/66                   Officer                                  2011), Vice President
                                                                         (January 2005 to April
                                                                         2007), First Trust
                                                                         Advisors L.P. and First
                                                                         Trust Portfolios L.P.


W. Scott Jardine                Secretary            o Indefinite term   General Counsel, First   N/A             N/A
120 East Liberty Drive                                                   Trust Advisors L.P. and
  Suite 400                                          o 2012              First Trust Portfolios
Wheaton, IL 60187                                                        L.P.; Secretary,
D.O.B.: 05/60                                                            BondWave LLC (Software
                                                                         Development
                                                                         Company/Investment
                                                                         Advisor) and
                                                                         Stonebridge Advisors
                                                                         LLC
                                                                         (Investment Advisor)

Daniel J. Lindquist             Vice President       o Indefinite term   Senior Vice President    N/A             N/A
120 East Liberty Drive                                                   (September 2005 to
  Suite 400                                          o 2012              Present), Vice
Wheaton, IL 60187                                                        President (April 2004
D.O.B.: 02/70                                                            to September 2005),
                                                                         First Trust Advisors
                                                                         L.P. and First Trust
                                                                         Portfolios L.P.

Kristi A. Maher                 Assistant            o Indefinite term   Deputy General Counsel N/A
120 East Liberty Drive          Secretary                                (May 2007 to Present),
  Suite 400                     and Chief            o 2012              Assistant General
Wheaton, IL 60187               Compliance                               Counsel (March 2004 to
D.O.B.: 12/66                   Officer                                  May 2007), First Trust
                                                                         Advisors L.P. and First
                                                                         Trust Portfolios L.P.

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as Chief Executive Officer of First Trust Advisors, investment advisor of the Fund.

(2) Officer positions with the Fund have an indefinite term.

(3) After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

     - Class I Trustee serves an initial term until the 2014 annual shareholder meeting subsequent to his election called for the purpose of electing Trustees.

     - Class II Trustees serve an initial term until the 2015 succeeding annual shareholder meeting called for the purpose of electing Trustees.

     - Class III Trustees serve an initial term until the 2013 succeeding annual shareholder meeting called for the purpose of electing Trustees.

(4) Each Trustee has served in such capacity since the Fund's inception.


UNITARY BOARD LEADERSHIP STRUCTURE

     Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Fund; First Trust Series Fund, First Trust Variable Insurance Trust and First Defined Portfolio Fund, LLC, open-end funds with eleven portfolios advised by First Trust Advisors; First Trust Energy Infrastructure Fund, First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund and First Trust High Income Long/Short Fund, closed-end funds advised by First Trust Advisors; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 73 portfolios advised by First Trust Advisors (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios L.P. or their affiliates. Mr. Bowen serves as the Chairman of the Board of each Fund in the First Trust Fund Complex. Mr. Mark R. Bradley and the other officers of the Fund (other than Mr. Christopher Fallow) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Fund. Mr. Fallow serves as Assistant Vice President of all the closed-end funds and the First Trust Series Fund only.

     The same five persons serve as Trustees on the Fund's Board of Trustees and on the boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. In addition, all of the First Trust closed-end funds are managed by the Advisor and employ common service providers for custody, fund accounting, administration and transfer agency that provide substantially similar services to these closed-end funds pursuant to substantially similar contractual arrangements. Because of the similar and often overlapping issues facing the First Trust Funds, including the Fund, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board, the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the business of the First Trust Funds.

     Annually, the Board of Trustees will review its governance structure and the committee structures, their performance and functions and any processes that would enhance Board governance over the business of the First Trust Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

     In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board of Trustees has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the service providers of the First Trust Funds, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two-year term or until his successor is selected. Robert F. Keith currently serves as the Lead Independent Trustee.

     The Board of Trustees has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. Since the Fund's organizational meeting, the Board of Trustees of the First Trust Fund Complex and its committees has held meetings during the current fiscal year to oversee the activities of the First Trust Funds, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review the performance of the First Trust Funds. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board of Trustees acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

     The three committee chairs and the Lead Independent Trustee rotate every two years in serving as chair of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

     The four standing committees of the Board of Trustees are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-Laws. The members of the Executive Committee also serve as a special committee of the Board of Trustees known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board of Trustees in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such Common Shares are to be sold, approval of the final terms of the underwriting agreement, and approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Mr. Keith and Mr. Bowen are members of the Executive Committee.

     The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee, and each is an Independent Trustee who is also an "independent director" within the meaning of the listing standards of the NYSE. The Nominating and Governance Committee operates under a written charter adopted and approved by the Board, a copy of which is available on the Fund's website at http://www.ftportfolios.com. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating and Governance Committee will not consider new trustee candidates who are 72 years of age or older or will turn 72 years old during the initial term. The Board of Trustees has also adopted a mandatory retirement age of 72. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the applicable First Trust Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board of Trustees or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

     The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

     The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson, all of whom are "independent" as defined in the listing standards of the NYSE, serve on the Audit Committee. Messrs. Kadlec and Keith have been determined to qualify as an "Audit Committee Financial Expert" as such term is defined in Form N-CSR.

RISK OVERSIGHT

     As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Fund's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board of Trustees reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

     Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

     As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, underwriters or other service providers, including any affiliates of these entities.

     Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this Statement of Additional Information, that each Trustee should serve as a trustee.

     Independent Trustees. Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1,
2012) of the First Trust Funds.

     Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust closed-end fund since its inception. Mr. Kadlec has also served on the Executive Committee since the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 -
2009) and Chairman of the Audit Committee (2010 - 2011) and currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2012) of the First Trust Funds.

     Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2004. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee (since January 1, 2012) of the First Trust Funds.

     Niel B. Nielson, Ph.D., has served as President and Chief Executive Officer of Dew Learning LLC (a global provider of digital and on-line educational products and services) since 2012. Mr. Nielson formerly served as President of Covenant College (2002-2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and as Lead Independent Trustee (2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Valuation Committee (since January 1, 2012) of the First Trust Funds.

     Interested Trustee. James A. Bowen is the Chairman of the Board of the First Trust Funds and Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P., and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen also serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception.

     As described above, the Board of Trustees is divided into three classes and, in connection with the organization of the Fund, Trustees were elected for an initial term. The Class I Trustee will serve until the 2014 succeeding annual meeting subsequent to his initial election; Class II Trustees will serve until the 2015 succeeding annual meeting subsequent to their initial election; and Class III Trustees will serve until the 2013 succeeding annual meeting subsequent to their initial election. At each annual meeting, the Trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting subsequent to their election, in each case until their respective successors are duly elected and qualified. Holders of any Preferred Shares will be entitled to elect a majority of the Fund's Trustees under certain circumstances. See "Description of Shares--Preferred Shares--Voting Rights" in the Prospectus.

     Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

     Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. The officers and "Interested Trustee" receive no compensation from the Fund for acting in such capacities.

     The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans. The officers and the Trustee who is an "interested person" as designated above serve without any compensation from the Fund. The Fund's officers are compensated by First Trust Advisors.



                                                    ESTIMATED TOTAL COMPENSATION
                         ESTIMATED AGGREGATE            FROM THE FIRST TRUST
 NAME OF TRUSTEE      COMPENSATION FROM THE FUND (1)        FUND COMPLEX(2)
 Richard E. Erickson                $                             $
 Thomas R. Kadlec                   $                             $
 Robert F. Keith                    $                             $
 Niel B. Nielson                    $                             $

--------------------

(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Fund and the First Trust Series Fund, the First Trust Variable Insurance Trust and the First Defined Portfolio Fund, LLC, open-end funds (with eleven portfolios), the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds, plus estimated compensation to be paid to these Trustees by the First Trust Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust Energy Income and Growth Fund, the First Trust Enhanced Equity Income Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust Mortgage Income Fund, the First Trust Strategic High Income Fund II, the First Trust/Aberdeen Emerging Opportunity Fund, the First Trust Specialty Finance and Financial Opportunities Fund, the First Trust Active Dividend Income Fund, the First Trust High Income Long/Short Fund and the First Trust Energy Infrastructure Fund.

     The Fund has no employees. Its officers are compensated by First Trust Advisors. The shareholders of the Fund will be asked to vote on the election of Trustees for a three-year term at the next annual meeting of shareholders.

     The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2011. Because the Fund recently commenced operations, the Trustees did not own any securities of the Fund as of the Fund's inception or as of the date of this Statement of Additional Information:

                                                 AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN
                     DOLLAR RANGE OF        ALL REGISTERED INVESTMENT COMPANIES
                    EQUITY SECURITIES            OVERSEEN BY TRUSTEE IN THE
TRUSTEE                IN THE FUND                FIRST TRUST FUND COMPLEX
James A. Bowen            None                       $50,001 - $100,000
Richard E. Erickson       None                       Over $100,000
Thomas R. Kadlec          None                       Over $100,000
Robert F. Keith           None                       Over $100,000
Niel B. Nielson           None                       Over $100,000

     As of     , 2012, the Independent Trustees of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

     As of     , 2012, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

                               INVESTMENT ADVISOR

     First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Advisors serves as investment advisor or portfolio supervisor to investment portfolios with approximately $59 billion in assets which it managed or supervised as of August 31, 2012. As investment advisor, First Trust Advisors provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The Advisor's Leveraged Finance Investment Team is responsible for the day-to-day management of the Fund's portfolio.

     The experienced professionals comprising the Advisor's Leveraged Finance Investment Team currently manage assets that total approximately $703 million as of August 31, 2012. The team's experience includes managing Senior Loans in both the United States and Europe, managing high-yield debt and corporate restructuring expertise. The team, led by William Housey, Scott Fries and Peter Fasone, has managed institutional separate accounts, commingled funds, structured products and retail funds.

     William Housey, CFA, joined First Trust Advisors in June 2010 as Senior Portfolio Manager for the Leveraged Finance Investment Team and has nearly 16 years of investment experience. Mr. Housey is a Senior Vice President of First Trust Advisors, L.P. Prior to joining First Trust Advisors, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager. Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including Senior Loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a B.S. in Finance from Eastern Illinois University and an M.B.A. in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. He holds the FINRA Series 7, Series 52 and Series 63 licenses. Mr. Housey also holds the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Chicago.

     Scott Fries, CFA, joined First Trust Advisors in June 2010 as Co-Portfolio Manager in the Leveraged Finance Investment Team and has over 16 years of investment industry experience. Mr. Fries is a Vice President of First Trust Advisors, L.P. Prior to joining First Trust Advisors, Mr. Fries spent 15 years at Morgan Stanley/Van Kampen Funds, Inc., where he most recently served as Executive Director and Co-Portfolio Manager of Institutional Separately Managed Accounts. Mr. Fries received a B.A. in International Business from Illinois Wesleyan University and an M.B.A. in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Chicago.

     Peter Fasone, CFA, is a Co-Portfolio Manager for the Fund. Mr. Fasone joined First Trust Advisors in December 2011 as a Senior Credit Analyst and has 24 years of industry experience, most recently as Senior Global Credit Analyst with BNP Paribas Asset Management. He is a Vice President of First Trust Advisors, L.P. Since 1996, his focus has been primarily on investing in high yield and investment grade bonds for total return and structured credit portfolios. Prior to BNP Paribas, Mr. Fasone served as Portfolio Manager and Senior Analyst for Fortis Investments. From 2001 to 2008 he was Vice President and Senior Analyst at ABN AMRO Asset Management where he assumed a leadership role in designing and implementing a disciplined investment process for ABN AMRO's $1 billion global high yield fund. Mr. Fasone received a B.S. degree from Arizona State University and an M.B.A. degree from DePaul University's Kellstadt Graduate School of Business. He holds a Chartered Financial Analyst designation and a Certified Public Accountant designation. He is a member of the CFA Institute and the CFA Society of Chicago.

-------------------------------------------------------------------------------
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

                               AS OF           , 2012
-------------------------------------------------------------------------------
--------------------------- ------------------------------ --------------------
REGISTERED INVESTMENT          OTHER POOLED                OTHER ACCOUNTS
      COMPANIES
(OTHER THAN THE FUND)       INVESTMENT VEHICLES
--------------------------- ------------------------------ --------------------
Number                         Number:                    Number:
Assets:  $    million          Assets:  $    million      Assets:  $    million
--------------------------- ------------------------------ --------------------

           of  the other accounts managed by the Advisor, totaling $      in
assets under management as of       , 2012 are subject to performance-based
advisory fees.

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the potential conflicts described below.

     The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Advisor seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

     If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.

     With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Advisor acts as an adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of such fund or other account(s) involved.

     The Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

     The Advisor, subject to the Board of Trustees' supervision, provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for managing the investments of the Fund in accordance with the Fund's investment objectives, policies and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees and communicated to the Advisor in writing. The Advisor further agrees to conform to all applicable laws and regulations of the Commission in all material respects and to conduct its activities under the Investment Management Agreement in all material respects in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Advisor will in all material respects satisfy any applicable fiduciary duties it may have to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration of Trust and By-Laws, as amended from time to time, and the stated investment objectives, policies and restrictions of the Fund. The Advisor is responsible for effecting all security transactions for the Fund's assets.

     First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment advisor registered with the SEC under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). First Trust Advisors has one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of the Advisor. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

     First Trust Advisors is advisor or sub-advisor to 15 mutual funds, six exchange-traded funds consisting of 73 series and 12 closed-end funds (including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. First Trust Portfolios L.P. specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios L.P., an Illinois limited partnership formed in 1991, took over the First Trust product line and acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. The First Trust product line commenced with the first insured unit investment trust in 1974, and to date, more than $175 billion in gross assets have been deposited in First Trust Portfolios L.P. unit investment trusts.

     First Trust Advisors acts as investment advisor to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Independent Trustees, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund or by the Board of Trustees (accompanied by appropriate notice), and will terminate automatically upon its assignment. The Investment Management Agreement may also be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Advisor, or any officer or director of the Advisor, has taken any action which results in a breach of the material covenants of the Advisor set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

     The Investment Management Agreement between the Advisor and the Fund has been approved by the Board of Trustees of the Fund, including a majority of the

Independent Trustees, and the sole shareholder of the Fund. Information regarding the Board of Trustees' approval of the Investment Management will be available in the Fund's annual report for the fiscal period ending , 2012. Pursuant to the Investment Management Agreement, the Fund has agreed to pay for the services and facilities provided by the Advisor an annual management fee, payable on a monthly basis, equal to % of the Fund's Managed Assets. For purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any Borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any Borrowings). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability.

     In addition to the fee of the Advisor, the Fund pays all other costs and expenses of its operations. The costs and expenses paid by the Fund include: compensation of its Trustees (other than the Trustee affiliated with the Advisor), custodian, transfer agent, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

CODE OF ETHICS

     The Fund and the Advisor have each adopted codes of ethics that comply with Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. The codes of ethics are available on the EDGAR Database on the Commission's website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

     A senior member of the Advisor is responsible for oversight of the Fund's proxy voting process. The Advisor has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Advisor on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. The Advisor reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, the Advisor may not vote in accordance with the ISS recommendations when the Advisor believes that specific ISS recommendations are not in the best economic interest of the Fund. If the Advisor manages the assets of a company or its pension plan and any of the Advisor's clients hold any securities in that company, the Advisor will vote proxies relating to that company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests the Advisor to follow specific voting guidelines or additional guidelines, the Advisor will review the request and inform the client only if the Advisor is not able to follow the client's request.

     The Advisor has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Advisor's general voting policies.

     Information regarding how the Fund voted proxies (if any) relating to portfolio securities will be available: (i) without charge, upon request, by calling (800) 988-5891; (ii) on the Fund's website at http://www.ftportfolios.com; and (iii) by accessing the Commission's website at http://www.sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities are normally purchased directly from an underwriter or in the over-the-counter market from the principal dealers in the securities, unless it appears that a better price or execution may be obtained through other means. Portfolio securities will not be purchased from the Fund's affiliates except in compliance with the 1940 Act.

     With respect to interests in Senior Loans, the Fund may engage in privately negotiated transactions for purchase or sale in which the Advisor negotiates on behalf of the Fund. The Advisor identifies and chooses the Lenders from whom the Fund will purchase assignments and participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. Although the Fund may hold interests in Senior Loans until maturity or prepayment of the Senior Loan, the illiquidity of many Senior Loans may restrict the ability of the Advisor to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell its interests. See "Risks" in the Prospectus.

     Substantially all other portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, the Fund does not expect to pay any brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the bid and asked price. It is the policy of the Advisor to seek the best execution under the circumstances of each trade. The Advisor evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondary in determining best execution. Given the best execution obtainable, it is the Advisor's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to the Advisor. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to the Advisor's own research efforts, the receipt of research information does not reduce significantly the Advisor's expenses. While the Advisor is primarily responsible for the placement of the business of the Fund, the policies and practices of the Advisor in this regard must be consistent with the foregoing and is, at all times, subject to review by the Board of Trustees of the Fund.

     Securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Advisor or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Advisor may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner which it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Advisor organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                             DESCRIPTION OF SHARES

COMMON SHARES

     The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest of such classes and of such designations and par values (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees from time to time in their sole discretion, without shareholder vote. The Fund's Declaration of Trust initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of Preferred Shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting in the election of Trustees.

     It is anticipated that the Common Shares will be approved for listing on the NYSE, subject to notice of issuance. The trading or "ticker" symbol of the Common Shares is expected to be " ". The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

     Shares of closed-end investment companies may frequently trade at prices lower than NAV. NAV will be reduced immediately following this offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION

     Under the terms of the Declaration of Trust, the Board of Trustees has the authority in its sole discretion, without prior approval of the Common Shareholders, to authorize the issuance of Preferred Shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions, as determined by the Board of Trustees.

BORROWINGS

     The Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowings, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the borrowing instrument's stated interest rate. The Fund may borrow from banks and other financial institutions.

     Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an "asset coverage" of at least 300% (33 1/3% of Managed Assets after Borrowings). With respect to such Borrowings, "asset coverage" means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by the guidelines of one or more NRSROs which may issue ratings for short-term corporate debt securities and/or Preferred Shares issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

     Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to the Common Shareholders in certain circumstances.

     Voting Rights. The 1940 Act grants (in certain circumstances) to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that the Fund elects to be treated as a regulated investment company under the Code and such provisions would impair the Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings as soon as practicable. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

     The discussion above describes the Fund's Board of Trustees' present intention with respect to Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust.

           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

     Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

     The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The number of Trustees is currently five, but by action of two-thirds of the Trustees, the Board of Trustees may from time to time be increased or decreased. The Board of Trustees is divided into three classes of Trustees serving staggered three-year terms, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues Preferred Shares, the Fund may establish a separate class for the Trustees elected by the holders of the Preferred Shares. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining Trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of Trustees may be amended only by a vote of two-thirds of the trustees then in office. The By-Laws may be amended only by the Board of Trustees.

     Generally, the Declaration of Trust requires the affirmative vote or consent by holders of at least two-thirds of the shares outstanding and entitled to vote, except as described below, to authorize: (i) a conversion of the Fund from a closed-end to an open-end investment company; (ii) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction); (iii) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration of Trust, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction); (iv) in certain circumstances, a termination of the Fund; (v) removal of Trustees by shareholders; or (vi) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (i), (ii) and (iii) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares outstanding, with respect to (i) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (ii) or (iii) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares within the meaning of Section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two-thirds of the preferred shares voting as a separate class, provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.

     Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the shares outstanding and entitled to vote.

     As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the shareholders otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

     The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its common shareholders.

     The Declaration of Trust provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other Trustee. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.

     Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

              REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

     The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares trade in the open market at a price that is a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Trustees, in consultation with the Fund's Advisor and the corporate finance services and consulting agent that the Advisor may retain from time to time, may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce a market discount. After any consideration of potential actions to seek to reduce any significant market discount, the Trustees may, subject to their fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions, among other things. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Fund's Common Shares trade below NAV, the Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

     Further, the staff of the Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the NAV of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

     Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

     Although the decision to take action in response to a discount from NAV will be made by the Trustees at the time they consider such issue, it is the Trustees' present policy, which may be changed by the Trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if (i) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the NYSE, or (b) impair the Fund's status as a registered closed-end investment company under the 1940 Act; (ii) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (iii) there is, in the Board of Trustees' judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Trustees may in the future modify these conditions in light of experience with respect to the Fund.

     Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Closed-End Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the NYSE. Any Preferred Shares would need to be redeemed and any Borrowings may need to be repaid upon conversion to an open-end investment company. Additionally, the 1940 Act imposes limitations on open-end funds' investments in illiquid securities, which could restrict the Fund's ability to invest in certain securities discussed in the Prospectus to the extent discussed therein. Such limitations could adversely affect distributions to Fund common shareholders in the event of conversion to an open-end fund. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940
Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Trustees may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

     The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and NAV that might otherwise exist.

     In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio.

                                NET ASSET VALUE

     The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets. The NAV is determined daily as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). U.S. debt securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

     The assets in the Fund's portfolio are valued daily in accordance with Valuation Procedures adopted by the Board of Trustees. A majority of the Fund's assets will likely be valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., U.S. debt securities), but before the Fund values its assets, would materially affect NAV, the Fund may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by Valuation Procedures adopted by the Board of Trustees, and in accordance with the provisions of the 1940 Act.

     For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on any exchange other than The Nasdaq Stock Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on Nasdaq are valued at the Nasdaq Official Closing Price as determined by Nasdaq. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on Nasdaq, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund on an amortized cost basis. Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in non-U.S. currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.

     Any derivative transaction that the Fund enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating NAV. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Any option transaction that the Fund enters into may, depending on the applicable market environment, have no value or a positive value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

     Senior Loans and Illiquid Securities. The Senior Loans in which the Fund may invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete.

     Accordingly, determinations of the market value of Senior Loans and other illiquid securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of infrastructure Senior Loans and other illiquid securities held by the Fund than for other types of assets held by the Fund. For further information, see "Risks--Senior Loan Risk" and "Risks--Valuation Risk" in the Fund's Prospectus.

     Typically Senior Loans and other illiquid securities are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan (which is the case for most, if not all, unlisted investments) or such valuation is deemed unreliable, the Fund may value such Senior Loan at a fair value as determined in good faith under procedures established by the Board of Trustees, and in accordance with the provisions of the 1940 Act.

     Foreign Listed Securities. Foreign exchange-listed securities will generally be valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular foreign listed security or such valuation is deemed unreliable, the Board of Trustees or its designee may value such security at a fair value as determined in good faith under procedures established by the Board of Trustees, and in accordance with the provisions of the 1940 Act.

     Fair Value. When applicable, fair value is determined by the Board of Trustees or its designee. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

      o   the projected cash flows for the issuer or borrower;

      o   the fundamental business data relating to the issuer or borrower;

      o an evaluation of the forces which influence the market in which these securities are purchased and sold;

      o   the type, size and cost of holding;

      o   the financial statements of the issuer or borrower;

      o the credit quality and cash flow of issuer, based on the Advisor's or external analysis;

      o   the information as to any transactions in or offers for the holding;

      o the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      o   the coupon payments;

      o the quality, value and saleability of collateral securing the security or loan;

      o the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's or borrower's management;

      o the prospects for the issuer's or borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry;

      o any decline in value over time due to the nature of the assets - for example, an entity that has a finite-life concession agreement with a government agency to provide a service (e.g., toll roads and airports); and

      o   other relevant factors.

     If the Board of Trustees or its designee cannot obtain a market value or the Board of Trustees or its designee determines that the value of a security as so obtained does not represent a fair value as of the valuation time (due to a significant development subsequent to the time its price is determined or otherwise), fair value for the security shall be determined pursuant to methodologies established by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures provide that direct placements of securities of private companies (i.e., companies with no outstanding public securities) will be valued based upon a fair value methodology, which has typically been at cost. The Valuation Procedures provide that securities that are convertible into publicly traded securities (i.e., subordinated units) ordinarily will be valued at the market value of the publicly traded security less a discount equal in amount to the discount negotiated at the time of purchase. A report of any prices determined pursuant to such fair value methodologies will be presented to the Board of Trustees or a designated committee thereof no less frequently than quarterly.

                              FEDERAL TAX MATTERS

     The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund. GENERAL

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion also does not address the tax consequences to shareholders that are subject to special rules, including without limitation, banks or financial institutions, insurance companies, dealers in securities, non-U.S. shareholders, tax-exempt or tax-deferred plans, accounts or entities, shareholders that are subject to the alternative minimum tax or shareholders that hold their shares as or in a hedge against currency risk, constructive sale or a conversion transaction. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. In addition, this discussion does not address state, local or foreign tax consequences. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

     The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its shareholders.

     Subject to certain exceptions for de minimis failures and reasonable cause, to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. These distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

     Dividends paid out of the Fund's investment company taxable income generally are taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if the Fund holds equity securities, certain ordinary income distributions received from the Fund may be taxed at lower tax rates. In particular, under the Tax Act, a portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided certain holding period requirements are satisfied and provided the dividends are attributable to "qualified dividends" received by the Fund itself (i.e., generally 15% or 5% for taxpayers in the 10% and 15% tax brackets). Dividends received by the Fund from REITs and foreign corporations are qualified dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Fund generally does not expect to generate qualified dividends eligible for the lower tax rates.

     Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

DIVIDENDS RECEIVED DEDUCTION

     A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction but this amount is not expected to be significant.

SALE OR EXCHANGE OF FUND SHARES

     Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

     Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In this case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to the shares.

     For Common Shares purchased on or after January 1, 2011 (or, 2012, if the Common Shares are acquired in a reinvestment plan in 2011), the information statement you receive in regard to the sale or redemption of your Common Shares may contain information about your basis in the Common Shares and whether any gain or loss recognized by you should be considered long term or short term capital gain. The information reported to you is based upon rules that do not take into consideration all facts that may be known to you or your advisors. You should consult with your tax advisors about any adjustments that may need to be made to the information reported to you.

MEDICARE TAX

     Under the "Health Care and Education Reconciliation Act of 2010," income from the Fund may also be subject to a new 3.8 percent "medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to the net investment income of individual investors if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

NATURE OF THE FUND'S INVESTMENTS

     Certain of the Fund's investment practices may be subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain into higher taxed short-term capital or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions, will make the appropriate tax elections and take appropriate actions in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company (including disposing of certain investments to generate cash or borrowing cash to satisfy its distribution requirements).

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

     The Fund may invest a portion of its portfolio in Senior Loans of non-U.S. borrowers. Because of the nature of Senior Loans, there is an increased risk that a portion of the Senior Loans may be recharacterized as equity for U.S. federal income tax purposes. If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

     The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2013, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN INVESTORS

     If you are a foreign investor (i.e., investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or fund), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. There can be no assurance as to what portion, if any, of the Fund's distributions will constitute interest related dividends or short-term capital gain dividends. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Common Shares.

     In addition, distributions after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement, and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of units in the Fund may be subject to withholding after December 31, 2014, under similar requirements.

                PERFORMANCE RELATED AND COMPARATIVE INFORMATION

     The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds or indices. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard & Poor's Index of 500 Stocks, the Dow Jones Industrial Average, NASDAQ Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate.

     The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

     From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

     The Fund's "average annual total return" is computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

     Average Annual Total Return will be computed as follows:

                 ERV = P(1+T)/n/

     Where P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

     The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

     Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

                 ATV/D/ = P(1+T)/n/

     Where: P = a hypothetical initial investment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
       ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

                 ATV/DR/ = P(1+T)/n/

     Where: P = a hypothetical initial investment of $1,000
            T = average annual total return (after taxes on distributions and redemption)
            n = number of years
      ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

     Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                 Yield = 2 [( a-b/cd +1)/6/ - 1]

     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last day of the period

     Past performance is not indicative of future results. At the time shareholders sell their shares, they may be worth more or less than their original investment.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Statement of Assets and Liabilities of the Fund as of        , 2012,
appearing in this Statement of Additional Information has been audited by      ,
an independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. audits and reports on the Fund's annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by the Fund. The principal business address of is .

                  CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

     The Bank of New York Mellon, One Wall Street, New York, New York 10286 serves as custodian for the Fund. As such, The Bank of New York Mellon has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, is the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. BNY Mellon Investment Servicing (US) Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm and providing the independent registered public accounting firm with certain Fund accounting information; and providing other continuous accounting and administrative services.

                             ADDITIONAL INFORMATION

     A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of First Trust Diversified Short Duration Fund


















Chicago, Illinois
          ,  2012

                  FIRST TRUST DIVERSIFIED SHORT DURATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                                          , 2012

                  FIRST TRUST DIVERSIFIED SHORT DURATION FUND

                                 COMMON SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                                                          , 2012

                                   APPENDIX A

                             RATINGS OF INVESTMENTS

     STANDARD & POOR'S RATINGS GROUP -- A BRIEF DESCRIPTION OF CERTAIN STANDARD & POOR'S RATINGS GROUP, A DIVISION OF THE MCGRAW-HILL COMPANIES ("STANDARD & POOR'S" OR "S&P") RATING SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY S&P)
FOLLOWS:

     A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they become due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

     Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

     Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

      o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o   Nature of and provisions of the obligation; and

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

     An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

     An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

     An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

     An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

     An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

     An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

     An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

     An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

     A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

     An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

     The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

     This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1

     A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

     A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

      A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

     A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1

     A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

     A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. C

     A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

     A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (STANDARD & POOR'S UNDERLYING RATING)

     This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

MUNICIPAL SHORT-TERM NOTE RATINGS DEFINITIONS

     A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

      o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

      o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:


SP-1

     Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

     Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

     Speculative capacity to pay principal and interest.

DUAL RATINGS

     Standard and Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

ACTIVE QUALIFIERS (CURRENTLY APPLIED AND/OR OUTSTANDING)


i

     This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses the likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of 'AAAp NRi' indicating that the principal portion is rated 'AAA' and the interest portion of the obligation is not rated.

L

     Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p

     This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of 'AAAp NRi' indicating that the principal portion is rated 'AAA' and the interest portion of the obligation is not rated.

pi

     Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statement, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

preliminary

     Preliminary ratings, with the 'prelim' qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

  o Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

  o Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.

  o Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

  o Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities' obligations.

  o Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s) assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

  o A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf

     The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue's or issuer's creditworthiness.

t

     This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all of their contracts before their final maturity date.

unsolicited

     Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

INACTIVE QUALIFIERS (NO LONGER APPLIED OR OUTSTANDING)

*

     This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

     This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

pr

     The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q

     A 'q' subscript indicates that the rating is based solely upon quantitative analysis of publicly available information. Discontinued use in April 2001.

r

     The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of the obligations (mainly structured finance transactions) in November 2002.

     MOODY'S INVESTORS SERVICE, INC. -- A BRIEF DESCRIPTION OF CERTAIN MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATING SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY MOODY'S) FOLLOWS:

LONG-TERM OBLIGATION RATINGS

     Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

AAA

     Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

     Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

     Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

     Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba

     Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

      Obligations rated B are considered speculative and are subject to high credit risk.

Caa

     Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

     Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

     Obligations rated C are the lowest rated class and are typically in default with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MEDIUM-TERM NOTE PROGRAM RATINGS

     Moody's assigns ratings to medium-term note (MTN) programs and to the individual debt securities issued from them (referred to as drawdowns or notes). These ratings may be expressed on Moody's general long-term or short-term rating sale, depending upon the intended tenor of the notes to be issued under the program.

     MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specific priority of claim (e.g., senior or subordinated). However, the rating assigned to a drawdown from a rated MTN program may differ from the program if the drawdown is exposed to additional credit risks besides the issuer's default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

     Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moody's.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

SHORT-TERM OBLIGATION RATINGS

     Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

     Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

     Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

      Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


NP

     Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

     There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

     This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

     This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

     This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

U.S. MUNICIPAL DEMAND OBLIGATION RATINGS

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

     This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

     This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

     This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     FITCH RATINGS -- A BRIEF DESCRIPTION OF CERTAIN FITCH RATINGS ("FITCH") RATINGS SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY FITCH) FOLLOWS:

INTERNATIONAL ISSUER AND CREDIT RATING SCALES

     The Primary Credit Rating Scales (those featuring the symbols 'AAA'-'D' and 'F1'-'D') are used for debt and financial strength ratings.

LONG-TERM RATING SCALES--ISSUER CREDIT RATING SCALES

     Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

     In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA

     Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

     Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

     High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

     Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

     Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

     Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

     Substantial credit risk. Default is a real possibility.

CC

     Very high levels of credit risk. Default of some kind appears probable.

C

     Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating of an issuer include:

             a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

             b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

             c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD

     Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

             a. the selective payment default on a specific class or currency of debt;

             b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

             c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

             d. execution of a coercive debt exchange on one or more material financial obligations.

D

     Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

     Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

     "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

     In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within the major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

     Limitations of the Issuer Credit Rating Scale:

     Specific limitations relevant to the issuer credit rating scale include:

        o The ratings do not predict a specific percentage of default likelihood over any given time period.

        o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

        o The ratings do not opine on the liquidity of the issuer's securities or stock.

        o The ratings do not opine on the possible loss severity on an obligation should an issuer default.

        o The ratings do not opine on the suitability of an issuer as counterparty to trade credit.

        o The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default.

     Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

SHORT-TERM RATINGS -- SHORT-TERM RATINGS ASSIGNED TO ISSUERS OR OBLIGATIONS IN
     CORPORATE, PUBLIC AND STRUCTURED FINANCE

     A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1

     Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

     Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3

     Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

     Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

     High short-term default risk. Default is a real possibility.

RD

     Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D

     Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

     Limitations of the Short-Term Ratings Scale:

     Specific limitations relevant to the Short-Term Ratings scale include:

        o The ratings do not predict a specific percentage of default likelihood over any given time period.

        o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

        o The ratings do not opine on the liquidity of the issuer's securities or stock.

        o The ratings do not opine on the possible loss severity on an obligation should an obligation default.

        o The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

     Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

ADDITIONAL INFORMATION

      'Not Rated' or 'NR': A designation of 'Not Rated' or 'NR' is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

      'Withdrawn': The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Indicated in rating databases with the symbol 'WD'.

                           PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.    Financial Statements:

      Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 will be filed by Pre-effective Amendment to the Registration Statement.

2.    Exhibits:

a.    Declaration of Trust dated September 14, 2012.

b.    By-Laws of Fund.*

c.    None.

d.    None.

e.    Terms and Conditions of the Dividend Reinvestment Plan.*

f.    None.

g. Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.*

h.1   Form of Underwriting Agreement.*

i.    None.

j.    Form of Custodian Services Agreement between Registrant and Fund
      Custodian.*

k.1 Form of Transfer Agency Services Agreement between Registrant and Fund Transfer Agent.*

k.2   Form of Administration and Accounting Services Agreement.*

l.1   Opinion and consent of Chapman and Cutler LLP.*

l.2   Opinion and consent of Bingham McCutchen LLP.*

m.    None.

n.    Consent of Independent Registered Public Accounting Firm.*

o.    None.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.*

q.    None.

r.1   Code of Ethics of Registrant.*

r.2   Code of Ethics of First Trust Portfolios L.P.*

r.3   Code of Ethics of First Trust Advisors L.P.*

s.    Powers of Attorney.*

--------------------------------------------------------------------------------

*      To be filed by amendment.

Item 26: Marketing Arrangements

         [TO COME]

Item 27:  Other Expenses of Issuance and Distribution

--------------------------------------------------------------------------------
Securities and Exchange Commission Fees                    $2.29
---------------------------------------------------------- ---------------------
Financial Industry Regulatory Authority, Inc. Fees         $ *
---------------------------------------------------------- ---------------------
Printing and Engraving Expenses                            $ *
---------------------------------------------------------- ---------------------
Legal Fees                                                 $ *
---------------------------------------------------------- ---------------------
Listing Fees                                               $ *
---------------------------------------------------------- ---------------------
Accounting Expenses                                        $ *
---------------------------------------------------------- ---------------------
Blue Sky Filing Fees and Expenses                          $ *
---------------------------------------------------------- ---------------------
Miscellaneous Expenses                                     $ *
---------------------------------------------------------- ---------------------
Total                                                      $ *
---------------------------------------------------------- ---------------------
* To be completed by amendment
--------------------------------------------------------------------------------


Item 28: Persons Controlled by or under Common Control with Registrant

    Not applicable.

Item 29: Number of Holders of Securities

    At __________, 2012

--------------------------------------------------------------------------------
Title of Class                                          Number of Record Holders
------------------------------------------------------- ------------------------
Common Shares, $0.01 par value                          *
--------------------------------------------------------------------------------

* To be completed by amendment

Item 30: Indemnification

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31: Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions "Management of the Fund - Trustees and Officers" and "Sub-Advisor" is hereby incorporated by reference.

Item 32: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.


Item 34: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.    Not applicable.

3.    Not applicable.

4. The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration
      Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(c) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is art of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(d) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

      The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.    The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wheaton, and State of Illinois, on the 20th day of September, 2012.

                                          FIRST TRUST DIVERSIFIED SHORT DURATION
                                              FUND



                                          By:  /s/ Mark R. Bradley
                                              ----------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

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Signature                               Title                                 Date
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                                        President and Chief Executive
/s/ Mark R. Bradley                     Officer                               September 20, 2012
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 Mark R. Bradley                        (Principal Executive Officer)
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                                        Chief Financial Officer, Chief
/s/ James M. Dykas                      Accounting Officer and                September 20, 2012
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 James M. Dykas                         Treasurer (Principal Financial and
                                        Accounting Officer)
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                               INDEX TO EXHIBITS

a.    Declaration of Trust dated September 14, 2012.